================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-Q

                               -----------------

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-7440

                               -----------------

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
              (Exact name of registrant as specified in charter)

                               -----------------

              6300 Bee Cave Road, Building One, Austin, TX 78746
              (Address of principal executive offices)(Zip code)

                               -----------------

          Catherine L. Newell, Esquire, Vice President and Secretary
                   Dimensional Emerging Markets Value Fund,
              6300 Bee Cave Road, Building One, Austin, TX 78746
                    (Name and address of agent for service)

                               -----------------

      Registrant's telephone number, including area code: (512) 306-7400

                      Date of fiscal year end: October 31
                  Date of reporting period: January 31, 2013

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                                   FORM N-Q
                               JANUARY 31, 2013
                                  (UNAUDITED)

                               TABLE OF CONTENTS

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES..................................  1

SCHEDULE OF INVESTMENTS.....................................................  2

NOTES TO SCHEDULE OF INVESTMENTS
   Organization............................................................. 41
   Security Valuation....................................................... 41
   Financial Instruments.................................................... 42
   Federal Tax Cost......................................................... 43
   Recently Issued Accounting Standards..................................... 43
   Other.................................................................... 43
   Subsequent Event Evaluations............................................. 43

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

 SCHEDULE OF INVESTMENTS
 -----------------------

 Investment Abbreviations

    ADR      American Depository Receipt
    FNMA     Federal National Mortgage Association
    GDR      Global Depositary Receipt
    NVDR     Non-Voting Depository Receipt
    P.L.C.   Public Limited Company

 Investment Footnotes

    +        See Security Valuation Note within the Notes to Schedule of
             Investments.
    ++       Securities have generally been fair valued. See Security
             Valuation Note within the Notes to Schedule of Investments.
    *        Non-Income Producing Securities.
    #        Total or Partial Securities on Loan.
    @        Security purchased with cash proceeds from securities on loan.
    ^^       See Federal Tax Cost Note within the Notes to Schedule of
             Investments.
    --       Amounts designated as -- are either zero or rounded to zero.
    (S)      Affiliated Fund.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                         ---------- ------------
COMMON STOCKS -- (90.2%)
BRAZIL -- (6.3%)
  *Banco ABC Brasil SA..................................     20,712 $    151,230
   Banco Alfa de Investimento SA........................     95,900      274,021
   Banco do Brasil SA...................................  4,194,664   51,397,194
   Banco Santander Brasil SA............................  1,701,517   12,517,751
   Banco Santander Brasil SA ADR........................ 18,012,780  133,654,828
   Bematech SA..........................................    642,000    2,353,479
  *BHG SA - Brazil Hospitality Group....................      2,314       23,113
   BM&F Bovespa SA...................................... 26,824,074  187,775,927
   BR Malls Participacoes SA............................  1,127,397   14,595,272
  *BrasilAgro - Companhia Brasileira de Propriedades
    Agricolas SA........................................     28,900      146,144
   Brookfield Incorporacoes SA..........................  8,970,058   15,225,247
  *CCX Carvao da Colombia SA............................    198,100      372,056
   Cia Providencia Industria e Comercio SA..............    355,700    1,607,603
   Cosan SA Industria e Comercio........................    336,673    7,946,183
   CR2 Empreendimentos Imobiliarios SA..................     99,200      233,634
   Cremer SA............................................    244,070    1,746,553
   Eternit SA...........................................    338,401    1,429,157
   Even Construtora e Incorporadora SA..................  4,862,748   23,857,709
   EZ Tec Empreendimentos e Participacoes SA............     71,486      929,765
  *Fertilizantes Heringer SA............................    260,400    1,335,116
  *Fibria Celulose SA...................................  1,881,464   23,053,567
 #*Fibria Celulose SA Sponsored ADR.....................  4,089,820   50,468,379
   Forjas Taurus SA.....................................    224,056      315,041
  *Gafisa SA............................................  5,930,378   14,801,004
 #*Gafisa SA ADR........................................  3,374,767   16,603,854
  *General Shopping Brasil SA...........................    237,630    1,192,118
   Gerdau SA............................................  1,902,960   14,678,216
   Grendene SA..........................................    875,214    7,700,178
  *Hypermarcas SA.......................................  4,700,646   40,601,156
  *IdeiasNet SA.........................................    539,230      514,494
  *Industrias Romi SA...................................    630,800    1,536,335
  *Inepar SA Industria e Construcoes....................     26,528       23,313
  *JBS SA............................................... 17,008,240   65,168,288
   JHSF Participacoes SA................................  1,114,751    4,853,437
   Kepler Weber SA......................................     95,669      587,077
  *Log-in Logistica Intermodal SA.......................    807,500    3,402,177
   Magnesita Refratarios SA.............................  3,107,384   12,514,736
  *Marfrig Alimentos SA.................................  5,057,848   26,034,068
  *Metalfrio Solutions SA...............................     97,900      183,377
   Minerva SA...........................................    157,024    1,025,090
  *MMX Mineracao e Metalicos SA (B18XCG7)...............    665,233    1,132,468
  *MMX Mineracao e Metalicos SA (B8GB3B4)...............  1,053,563    1,772,384
  *OSX Brasil SA........................................    259,612    1,173,329
  *Paranapanema SA......................................  4,294,745   11,214,841
   PDG Realty SA Empreendimentos e Participacoes........ 26,173,519   41,533,794
   Petroleo Brasileiro SA...............................  4,294,235   39,311,976
   Petroleo Brasileiro SA ADR........................... 16,547,815  302,494,058
   Plascar Participacoes Industriais SA.................  1,203,274      247,743
  *Positivo Informatica SA..............................    666,226    1,696,219
   Profarma Distribuidora de Produtos Farmaceuticos SA..    228,925    1,952,016
   Rodobens Negocios Imobiliarios SA....................    339,016    2,340,859
   Rossi Residencial SA.................................  7,011,190   14,787,455
  *Rossi Residencial SA.................................  3,608,605    7,629,109
   Sao Carlos Empreendimentos e Participacoes SA........     68,700    1,662,517
   Sao Martinho SA......................................    571,063    8,172,996
   SLC Agricola SA......................................    870,866    9,437,461
  *Springs Global Participacoes SA......................    438,409      658,268
   Sul America SA.......................................    737,690    6,897,730

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                        SHARES       VALUE++
                                                      ----------- --------------
BRAZIL -- (Continued)
   Tecnisa SA........................................     761,704 $    2,845,847
   Tereos Internacional SA...........................     490,372        714,128
  *Trisul SA.........................................      94,061        165,794
   Triunfo Participacoes e Investimentos SA..........     211,500      1,314,872
   Usinas Siderurgicas de Minas Gerais SA............   2,197,000     12,301,479
  *Vanguarda Agro SA.................................  22,895,136      5,058,809
  *Via Varejo SA.....................................      42,731        415,218
  *Viver Incorporadora e Construtora SA..............   2,903,125      1,297,502
                                                                  --------------
TOTAL BRAZIL.........................................              1,221,056,759
                                                                  --------------
CHILE -- (1.4%)
   Almendral SA......................................     248,978         40,519
   Banco de Credito e Inversiones SA.................      24,146      1,884,849
  *Cementos Bio-Bio SA...............................     665,307      1,009,324
   Cencosud SA.......................................     894,470      5,568,375
   Cia General de Electricidad SA....................   1,131,047      6,479,822
   Cintac SA.........................................     155,202         71,624
  *Compania Sud Americana de Vapores SA..............  50,301,897      5,507,273
   Corpbanca SA...................................... 996,591,595     14,273,272
   Cristalerias de Chile SA..........................     264,624      2,765,273
   CTI Cia Tecno Industrial SA.......................     488,163         34,181
   Embotelladora Andina SA Series A ADR..............      19,878        616,019
   Empresas CMPC SA..................................  17,617,261     68,405,660
   Empresas Copec SA.................................   2,312,158     35,813,184
   Empresas Hites SA.................................   1,079,198      1,149,496
   Empresas Iansa SA.................................  48,889,049      3,826,686
   Enersis SA........................................  37,924,945     14,967,197
   Enersis SA Sponsored ADR..........................   3,368,927     66,199,416
   Gasco SA..........................................     156,648      1,329,497
   Grupo Security SA.................................     983,876        432,129
   Inversiones Aguas Metropolitanas SA...............   5,844,110     12,089,855
   Madeco SA.........................................  64,223,012      2,858,898
   Masisa SA.........................................  37,061,086      4,560,880
   Minera Valparaiso SA..............................       4,512        151,262
   Multiexport Foods SA..............................     194,384         60,423
   Parque Arauco SA..................................     167,834        457,600
   PAZ Corp. SA......................................   1,831,631      1,270,832
   Ripley Corp. SA...................................  10,438,710     11,340,164
   Salfacorp SA......................................     705,174      1,735,629
  *Sociedad Matriz SAAM SA...........................  51,571,533      6,559,969
   Sociedad Quimica y Minera de Chile SA Series A....      31,673      1,838,015
   Socovesa SA.......................................   5,488,714      2,818,308
   Soquimic Comercial SA.............................     189,354         50,261
   Vina Concha Y Toro SA.............................     811,808      1,627,750
   Vina Concha Y Toro SA Sponsored ADR...............       2,846        113,783
   Vina San Pedro Tarapaca SA........................  57,038,434        373,963
                                                                  --------------
TOTAL CHILE..........................................                278,281,388
                                                                  --------------
CHINA -- (16.0%)
  #361 Degrees International, Ltd....................   6,803,000      1,943,626
  #Agile Property Holdings, Ltd......................  17,582,000     25,081,796
  #Agricultural Bank of China, Ltd. Series H......... 255,464,000    138,784,888
   Air China, Ltd. Series H..........................   1,580,000      1,355,018
 #*Aluminum Corp. of China, Ltd. ADR.................     276,693      3,320,316
 #*Aluminum Corp. of China, Ltd. Series H............   8,702,000      4,179,800
   AMVIG Holdings, Ltd...............................   5,605,100      2,154,092
 #*Angang Steel Co., Ltd. Series H...................  15,187,640     11,266,145
   Anhui Tianda Oil Pipe Co., Ltd. Series H..........   2,847,412        492,039
   Asia Cement China Holdings Corp...................   7,788,500      3,967,456
   Asian Citrus Holdings, Ltd........................   6,995,000      3,183,842
 #*Ausnutria Dairy Corp., Ltd........................     268,000         50,453

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- ------------
CHINA -- (Continued)
  *AVIC International Holding HK, Ltd..................  19,134,285 $    813,359
  #Bank of China, Ltd. Series H........................ 989,630,331  488,882,296
   Bank of Communications Co., Ltd. Series H........... 110,893,574   94,286,963
   Baoye Group Co., Ltd. Series H......................   2,061,120    1,693,009
   BBMG Corp. Series H.................................   2,013,500    1,884,436
   Beijing Capital International Airport Co., Ltd.
     Series H..........................................  24,347,599   20,335,538
   Beijing Capital Land, Ltd. Series H.................  17,229,060    8,002,943
  *Beijing Development HK, Ltd.........................   1,545,000      360,511
   Beijing Enterprises Holdings, Ltd...................   6,247,500   45,125,145
   Beijing Jingkelong Co., Ltd. Series H...............     457,000      247,400
   Beijing North Star Co., Ltd. Series H...............   8,382,000    2,389,708
  *Besunyen Holdings Co., Ltd..........................   5,053,000      247,012
   Boer Power Holdings, Ltd............................   2,122,000    1,024,329
   BYD Electronic International Co., Ltd...............  13,059,136    4,327,694
   C C Land Holdings, Ltd..............................  20,827,286    7,602,812
 #*Carnival Group International Holdings, Ltd..........   1,700,000      102,931
  *Catic Shenzhen Holdings, Ltd. Series H..............   2,526,000      941,829
   Central China Real Estate, Ltd......................   7,932,350    2,988,539
  #Changshouhua Food Co., Ltd..........................     856,000      494,756
 #*Chaoda Modern Agriculture Holdings, Ltd.............  37,445,412    1,872,415
  *Chigo Holding, Ltd..................................  48,856,000    1,568,973
   China Aerospace International Holdings, Ltd.........  32,830,000    3,133,910
   China Agri-Industries Holdings, Ltd.................  30,816,500   18,828,771
  #China All Access Holdings, Ltd......................   2,300,000      755,690
  #China Aoyuan Property Group, Ltd....................  14,941,000    3,063,724
  #China Automation Group, Ltd.........................   6,821,000    1,830,505
   China BlueChemical, Ltd. Series H...................   4,702,878    3,384,950
 #*China Chengtong Development Group, Ltd..............   4,982,000      176,706
   China CITIC Bank Corp., Ltd. Series H............... 113,494,716   77,720,109
   China Coal Energy Co., Ltd. Series H................  60,445,000   67,497,503
  #China Communications Construction Co., Ltd. Series H  65,910,327   67,346,396
   China Communications Services Corp., Ltd. Series H..  29,797,071   18,168,456
   China Construction Bank Corp. Series H.............. 214,422,940  184,967,959
 #*China COSCO Holdings Co., Ltd. Series H.............  37,168,500   19,222,006
  #China Dongxiang Group Co., Ltd......................  46,914,127    7,629,171
  *China Energine International Holdings, Ltd..........   7,322,390      320,904
   China Everbright, Ltd...............................  12,195,869   23,048,956
  *China Fiber Optic Network System Group, Ltd.........     660,000      119,174
   China Glass Holdings, Ltd...........................   8,960,000    1,398,304
 #*China Green Holdings, Ltd...........................   7,842,800    1,651,920
   China Haidian Holdings, Ltd.........................  22,761,108    2,405,806
  #China High Precision Automation Group, Ltd..........     429,000       67,486
 #*China High Speed Transmission Equipment Group Co.,
  Ltd..................................................  17,215,000    6,884,978
 #*China Huiyuan Juice Group, Ltd......................   8,259,483    2,912,576
  *China ITS Holdings Co., Ltd.........................   7,630,000    1,615,443
  #China Lumena New Materials Corp.....................  53,224,000   12,905,050
   China Merchants Holdings International Co., Ltd.....   9,101,424   32,317,916
  #China Metal Recycling Holdings, Ltd.................   3,259,800    3,963,679
  *China Mining Resources Group, Ltd...................  30,230,000      440,466
  #China Minsheng Banking Corp., Ltd. Series H.........  63,178,500   91,038,497
  *China Mobile Games & Entertainment Group, Ltd.......      24,079       84,517
  #China Molybdenum Co., Ltd. Series H.................   2,216,263    1,233,873
  #China National Materials Co., Ltd. Series H.........  13,923,000    4,361,334
  *China New Town Development Co., Ltd.................  19,348,022    1,746,228
   China Nickel Resources Holdings Co., Ltd............   5,532,000      484,166
  *China Oil & Gas Group, Ltd..........................  14,702,732    2,330,275
 #*China Oriental Group Co., Ltd.......................      26,000        5,989
  #China Petroleum & Chemical Corp. ADR................     993,796  120,696,524
   China Petroleum & Chemical Corp. Series H........... 163,824,289  198,766,810
  *China Pharmaceutical Group, Ltd.....................  15,098,000    5,638,722
 #*China Precious Metal Resources Holdings Co., Ltd....   5,900,000    1,056,801

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- ------------
CHINA -- (Continued)
  *China Properties Group, Ltd..........................  7,347,000 $  2,320,634
  #China Qinfa Group, Ltd...............................  6,458,000      907,538
  #China Railway Construction Corp., Ltd. Series H...... 29,430,014   31,933,948
  #China Rare Earth Holdings, Ltd....................... 20,507,000    4,494,853
  #China Resources Land, Ltd............................  9,972,107   30,304,295
  #China Rongsheng Heavy Industries Group Holdings, Ltd. 25,007,500    4,803,447
  *China Sandi Holdings, Ltd............................    259,110       19,712
   China Sanjiang Fine Chemicals Co., Ltd...............  1,852,000      818,266
   China SCE Property Holdings, Ltd.....................  1,331,000      327,965
 #*China Shipping Container Lines Co., Ltd. Series H.... 56,393,700   17,447,141
  #China Shipping Development Co., Ltd. Series H........ 19,327,488   10,649,173
  #China Singyes Solar Technologies Holdings, Ltd.......  1,038,000    1,224,553
  #China South City Holdings, Ltd....................... 13,892,462    2,221,014
   China Southern Airlines Co., Ltd. Series H........... 17,624,000   10,596,455
   China Starch Holdings, Ltd........................... 18,995,000      624,578
   China Sunshine Paper Holdings Co., Ltd...............    805,500      105,966
  *China Tianyi Holdings, Ltd...........................    756,000      110,016
   China Tontine Wines Group, Ltd.......................  7,118,000      771,381
   China Travel International Investment Hong Kong, Ltd. 52,275,631   11,534,318
   China Unicom Hong Kong, Ltd..........................  4,822,000    7,728,603
  #China Unicom Hong Kong, Ltd. ADR.....................  7,316,862  116,996,623
  #China Vanadium Titano - Magnetite Mining Co., Ltd.... 14,828,000    3,386,938
 #*China Yurun Food Group, Ltd.......................... 13,285,000    9,789,020
 #*China ZhengTong Auto Services Holdings, Ltd..........    197,000      176,495
 #*China Zhongwang Holdings, Ltd........................ 20,874,954    7,945,114
 #*Chongqing Iron & Steel Co., Ltd. Series H............  6,438,000    1,196,087
   Chongqing Machinery & Electric Co., Ltd. Series H.... 18,992,000    3,281,369
  *Chongqing Rural Commercial Bank Series H.............    907,000      539,543
   Chu Kong Petroleum & Natural Gas Steel Pipe
     Holdings, Ltd......................................  5,728,000    2,828,744
   CIMC Enric Holdings, Ltd.............................    823,153      834,972
  #Citic Pacific, Ltd................................... 16,793,000   27,097,621
  *Citic Resources Holdings, Ltd........................ 42,880,000    6,914,956
   Clear Media, Ltd.....................................    650,000      428,660
  *Coastal Greenland, Ltd...............................  2,202,000      184,422
 #*Comba Telecom Systems Holdings, Ltd..................  4,323,500    1,566,347
 #*Comtec Solar Systems Group, Ltd......................  6,346,000    1,455,872
  #COSCO International Holdings, Ltd.................... 10,104,000    4,479,652
   COSCO Pacific, Ltd................................... 21,118,180   34,379,844
 #*Country Garden Holdings Co., Ltd.....................  7,901,203    4,209,890
   CPMC Holdings, Ltd...................................    725,000      582,403
   Da Ming International Holdings, Ltd..................     32,000        6,072
   DaChan Food Asia, Ltd................................  3,535,000      544,122
   Dalian Port (PDA) Co., Ltd. Series H................. 14,226,000    3,576,973
 #*Daqing Dairy Holdings, Ltd...........................  3,316,000            _
   Dawnrays Pharmaceutical Holdings, Ltd................    156,000       35,436
 #*Dynasty Fine Wines Group, Ltd........................  9,228,600    2,041,602
   Embry Holdings, Ltd..................................    544,000      320,077
  #Evergrande Real Estate Group, Ltd....................  5,087,000    2,694,532
   Evergreen International Holdings, Ltd................  1,628,000      320,817
   Fantasia Holdings Group Co., Ltd.....................  9,902,515    1,775,135
  #Fosun International, Ltd............................. 14,274,244    9,995,256
   Franshion Properties China, Ltd...................... 44,364,580   16,370,336
  #Fufeng Group, Ltd....................................  2,215,000    1,054,086
  #GCL-Poly Energy Holdings, Ltd........................ 35,208,000    9,622,122
  #Global Bio-Chem Technology Group Co., Ltd............ 35,702,360    4,235,884
  *Global Sweeteners Holdings, Ltd...................... 10,400,350    1,006,795
  *Glorious Property Holdings, Ltd...................... 41,022,000    8,939,366
  *Goldbond Group Holdings, Ltd.........................  1,830,000       77,877
   Golden Meditech Holdings, Ltd........................ 11,909,359    1,492,614
   Goldlion Holdings, Ltd...............................  1,298,000      726,341
  *GOME Electrical Appliances Holding, Ltd.............. 47,272,000    5,678,598

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES     VALUE++
                                                          ---------- -----------
CHINA -- (Continued)
   Great Wall Technology Co., Ltd. Series H..............  7,550,035 $ 1,569,738
  #Greentown China Holdings, Ltd.........................  8,322,591  17,213,384
  #Guangshen Railway Co., Ltd. Series H..................    888,000     384,409
  #Guangshen Railway Co., Ltd. Sponsored ADR.............    426,392   9,103,469
   Guangzhou Automobile Group Co., Ltd. Series H......... 27,145,572  22,797,699
  #Guangzhou R&F Properties Co., Ltd. Series H........... 11,568,714  21,057,174
   Hainan Meilan International Airport Co., Ltd. Series
     H...................................................  1,989,000   1,471,328
  *Hanergy Solar Group, Ltd.............................. 40,574,000   2,065,465
   Harbin Electric Co., Ltd. Series H.................... 10,673,474   9,666,317
  *Heng Tai Consumables Group, Ltd....................... 74,825,195   2,004,695
  *Hi Sun Technology, Ltd................................    423,000      70,266
  #Hidili Industry International Development, Ltd........ 20,082,000   5,904,475
  #HKC Holdings, Ltd..................................... 39,674,878   1,612,860
  #Honghua Group, Ltd.................................... 10,343,970   4,413,257
 #*Hopson Development Holdings, Ltd...................... 11,228,000  23,144,319
 #*Hua Han Bio-Pharmaceutical Holdings, Ltd.............. 20,438,525   5,533,409
  *Hunan Nonferrous Metal Corp., Ltd. Series H...........    494,443     160,028
  *Huscoke Resources Holdings, Ltd.......................  6,406,000     132,176
   Hutchison Harbour Ring, Ltd...........................  6,830,000     590,412
   Industrial & Commercial Bank of China, Ltd. Series H.. 71,682,996  53,985,159
   Inspur International, Ltd............................. 33,726,713   1,305,586
   International Taifeng Holdings, Ltd...................    462,000     130,003
   Ju Teng International Holdings, Ltd................... 11,466,249   5,529,362
  *Kai Yuan Holdings, Ltd................................ 64,220,000   1,582,972
 #*Kaisa Group Holdings, Ltd............................. 21,380,632   7,218,302
  *Kasen International Holdings, Ltd.....................  1,885,000     379,912
   Kingboard Chemical Holdings, Ltd......................  7,717,371  25,617,146
   Kingboard Laminates Holdings, Ltd.....................  7,016,500   3,527,826
   Kingway Brewery Holdings, Ltd.........................  3,238,000   1,310,977
   KWG Property Holding, Ltd............................. 20,557,000  15,706,012
   Lai Fung Holdings, Ltd................................ 53,769,560   1,732,394
   Le Saunda Holdings, Ltd...............................     82,000      29,687
   Lee & Man Paper Manufacturing, Ltd.................... 13,244,000   8,938,478
   Leoch International Technology, Ltd...................  1,278,000     221,104
 #*Li Ning Co., Ltd......................................  1,151,000     771,147
  #Lijun International Pharmaceutical Holding, Ltd.......  3,880,055   1,092,136
   Lingbao Gold Co., Ltd. Series H.......................  4,220,000   1,690,662
   LK Technology Holdings, Ltd...........................    112,500      22,497
  #Lonking Holdings, Ltd.................................  9,166,000   2,387,764
  *Loudong General Nice Resources China Holdings, Ltd.... 21,592,800   1,615,186
 #*Maanshan Iron & Steel Co., Ltd. Series H.............. 27,282,000   8,443,956
  #Maoye International Holdings, Ltd.....................  7,283,000   1,595,176
 #*Metallurgical Corp of China, Ltd. Series H............ 23,897,659   4,962,855
   Min Xin Holdings, Ltd.................................  1,654,000     912,670
  *Mingyuan Medicare Development Co., Ltd................  5,840,264     164,206
   Minmetals Land, Ltd................................... 19,977,205   3,733,536
   Minth Group, Ltd......................................  3,854,000   5,246,915
  *MMG, Ltd..............................................  1,424,000     578,490
  *Nan Hai Corp, Ltd..................................... 32,700,000     172,851
   NetDragon Websoft, Inc................................     25,500      34,346
   New World China Land, Ltd............................. 25,450,600  12,734,541
  #New World Department Store China, Ltd.................    565,000     379,585
  #Nine Dragons Paper Holdings, Ltd...................... 19,317,000  16,985,644
  #O-Net Communications Group, Ltd.......................  3,619,000     895,734
   Overseas Chinese Town Asia Holdings, Ltd..............    160,000      96,494
  *PAX Global Technology, Ltd............................    135,000      32,259
   PCD Stores Group, Ltd.................................  4,664,000     655,512
  #Peak Sport Products Co., Ltd.......................... 10,288,000   2,004,331
  *PetroAsian Energy Holdings, Ltd....................... 13,966,084     410,027
 #*Poly Property Group Co., Ltd.......................... 31,419,488  24,071,892
  *Pou Sheng International Holdings, Ltd.................  9,813,529     694,474

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES      VALUE++
                                                         ----------- -----------
CHINA -- (Continued)
  #Powerlong Real Estate Holdings, Ltd..................   9,989,000 $ 2,642,409
 #*Prosperity International Holdings HK, Ltd............  19,500,000     842,912
   Qingling Motors Co., Ltd. Series H...................  12,058,000   3,325,759
   Qunxing Paper Holdings Co., Ltd......................   5,020,071   1,307,462
 #*Real Gold Mining, Ltd................................   3,137,500   3,564,146
  #Real Nutriceutical Group, Ltd........................  11,046,000   3,841,465
   Regent Manner International Holdings, Ltd............     738,000     141,986
 #*Renhe Commercial Holdings Co., Ltd...................  45,780,000   4,133,252
  #REXLot Holdings, Ltd.................................  95,781,150   8,271,477
   Royale Furniture Holdings, Ltd.......................   5,497,007     545,306
   Samson Holding, Ltd..................................   7,831,452   1,271,476
  *Semiconductor Manufacturing International Corp....... 173,313,000  10,828,134
  *Semiconductor Manufacturing International Corp. ADR..   1,331,701   4,048,371
  #Shandong Chenming Paper Holdings, Ltd. Series H......   4,153,318   1,662,791
   Shanghai Industrial Holdings, Ltd....................   8,464,918  30,174,759
  *Shanghai Industrial Urban Development Group, Ltd.....  15,164,000   4,167,632
  #Shanghai Jin Jiang International Hotels Group Co.,
    Ltd. Series H.......................................  17,400,000   3,186,157
   Shanghai Prime Machinery Co., Ltd. Series H..........   8,790,000   1,292,476
  *Shanghai Zendai Property, Ltd........................  19,155,000     465,159
   Shengli Oil & Gas Pipe Holdings, Ltd.................   9,946,500   1,038,442
   Shenzhen International Holdings, Ltd................. 110,282,500  14,659,035
   Shenzhen Investment, Ltd.............................  40,044,234  18,398,238
  #Shimao Property Holdings, Ltd........................  22,765,535  50,399,449
  *Shougang Concord Century Holdings, Ltd...............   4,032,299     176,911
 #*Shougang Concord International Enterprises Co., Ltd..  83,508,208   5,703,970
  #Shougang Fushan Resources Group, Ltd.................  43,564,594  18,764,421
  #Shui On Land, Ltd....................................  43,500,603  21,097,080
   Sijia Group Co., Ltd.................................   1,152,649     230,011
   Silver Grant International Industries, Ltd...........  20,310,804   3,875,622
  *SIM Technology Group, Ltd............................  16,989,000     698,706
  *Sino Dragon New Energy Holdings, Ltd.................   1,128,000      27,081
  *Sino Oil & Gas Holdings, Ltd.........................  94,765,000   1,993,231
  *Sino Prosper State Gold Resources Holdings, Ltd......   6,424,313     215,410
   Sinofert Holdings, Ltd...............................  33,002,000   8,214,418
  *Sinolink Worldwide Holdings, Ltd.....................  16,942,508   1,639,128
   SinoMedia Holding, Ltd...............................   1,641,139     801,977
  #Sino-Ocean Land Holdings, Ltd........................  43,523,524  34,821,903
   Sinopec Kantons Holdings, Ltd........................  12,699,010  10,788,479
   Sinotrans Shipping, Ltd..............................  17,217,916   4,612,482
   Sinotrans, Ltd. Series H.............................  24,315,000   4,450,868
  #Sinotruk Hong Kong, Ltd..............................   9,113,335   6,104,288
  *SITC International Holdings Co., Ltd.................      52,000      18,233
  #Skyworth Digital Holdings, Ltd.......................  32,027,796  19,440,913
  *SMI Corp., Ltd.......................................  11,728,000     345,729
  #Soho China, Ltd......................................  29,586,388  26,707,600
 #*Solargiga Energy Holdings, Ltd.......................  10,560,486     647,171
   Sparkle Roll Group, Ltd..............................     472,000      51,298
  *SPG Land Holdings, Ltd...............................   3,730,575   1,375,594
 #*SRE Group, Ltd.......................................  41,222,285   1,942,057
   Tak Sing Alliance Holdings, Ltd......................   3,394,391     477,110
  #TCC International Holdings, Ltd......................  13,997,056   4,795,664
   TCL Communication Technology Holdings, Ltd...........   1,860,000     555,817
   TCL Multimedia Technology Holdings, Ltd..............   8,874,200   6,216,378
  *Texhong Textile Group, Ltd...........................   1,716,000   1,062,198
   Tian An China Investments Co., Ltd...................   7,019,000   4,671,066
   Tian Shan Development Holdings, Ltd..................     806,000     191,320
   Tiangong International Co., Ltd......................  15,623,944   4,814,825
   Tianjin Port Development Holdings, Ltd...............  12,609,657   1,902,170
   Tianneng Power International, Ltd....................   3,826,280   2,708,668
   Tomson Group, Ltd....................................   2,979,206     845,780
   TPV Technology, Ltd..................................  10,594,496   3,338,036

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
CHINA -- (Continued)
   Travelsky Technology, Ltd. Series H............... 16,861,500 $   10,437,682
  *Trony Solar Holdings Co., Ltd.....................  8,775,000        712,826
   Truly International Holdings, Ltd................. 21,705,500      7,081,461
   VODone, Ltd....................................... 48,158,000      4,159,682
   Wasion Group Holdings, Ltd........................  5,951,291      3,360,777
   Weiqiao Textile Co., Ltd. Series H................  7,549,500      3,761,116
   Welling Holding, Ltd..............................     12,000          1,951
  #West China Cement, Ltd............................ 27,792,000      5,374,619
  *Winsway Coking Coal Holdings, Ltd.................    829,000        130,492
   Xiamen International Port Co., Ltd. Series H...... 15,252,000      2,125,609
   Xingda International Holdings, Ltd................ 10,726,000      4,761,660
   Xinhua Winshare Publishing & Media Co., Ltd.
     Series H........................................  4,837,000      2,764,296
  #Xinjiang Goldwind Science & Technology Co., Ltd.
    Series H.........................................  1,354,800        633,551
  #Xinjiang Xinxin Mining Industry Co., Ltd. Series
    H................................................ 10,075,000      2,442,546
   Xiwang Sugar Holdings Co., Ltd.................... 11,548,736      1,383,733
  #XTEP International Holdings, Ltd..................  2,745,500      1,175,021
  *Yanchang Petroleum International, Ltd............. 44,770,000      2,885,492
   Yantai North Andre Juice Co.......................    236,500         91,485
  #Yip's Chemical Holdings, Ltd......................    438,000        359,239
  #Youyuan International Holdings, Ltd...............     85,663         20,001
   Yuexiu Property Co., Ltd.......................... 75,308,170     27,009,032
  #Yuzhou Properties Co..............................    910,800        253,819
 #*Zhejiang Glass Co., Ltd. Series H.................    437,000             --
  *Zhong An Real Estate, Ltd.........................  4,695,800        935,147
                                                                 --------------
TOTAL CHINA..........................................             3,116,814,617
                                                                 --------------
COLOMBIA -- (0.1%)
  *Cementos Argos SA.................................    216,770      1,343,053
  *Fabricato SA...................................... 18,582,617        753,600
   Grupo de Inversiones Suramericana SA..............    292,841      6,165,560
   Grupo Nutresa SA..................................    139,198      1,958,514
                                                                 --------------
TOTAL COLOMBIA.......................................                10,220,727
                                                                 --------------
CZECH REPUBLIC -- (0.2%)
   CEZ A.S...........................................        298          9,664
   Komercni Banka A.S................................     28,525      5,775,312
   Pegas Nonwovens SA................................    147,266      4,104,522
   Telefonica Czech Republic A.S.....................    794,609     13,750,851
 #*Unipetrol A.S.....................................  1,424,029     12,832,349
                                                                 --------------
TOTAL CZECH REPUBLIC.................................                36,472,698
                                                                 --------------
HONG KONG -- (0.0%)
  *Qualipak International Holdings, Ltd..............        816             86
                                                                 --------------
HUNGARY -- (0.5%)
  *Danubius Hotel & Spa P.L.C........................    136,180      1,907,276
   EGIS Pharmaceuticals P.L.C........................     61,204      5,263,331
  *Fotex Holding SE..................................    899,183        624,205
   MOL Hungarian Oil & Gas P.L.C.....................    113,066      9,734,138
  #OTP Bank P.L.C....................................  3,828,061     82,321,158
  *PannErgy P.L.C....................................    119,850        236,823
  *Tisza Chemical Group P.L.C........................    235,486      1,902,544
                                                                 --------------
TOTAL HUNGARY........................................               101,989,475
                                                                 --------------
INDIA -- (7.7%)
   Aban Offshore, Ltd................................    238,529      1,568,260
  *ABG Shipyard, Ltd.................................    260,686      1,868,366
   Adani Enterprises, Ltd............................  1,564,118      7,433,848
  *Adani Power, Ltd..................................    635,365        732,851
   Aditya Birla Nuvo, Ltd............................    526,274     11,280,436

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES     VALUE++
                                                          ---------- -----------
INDIA -- (Continued)
   Ajmera Realty & Infra India, Ltd......................     14,563 $    32,667
   Akzo Nobel India, Ltd.................................     47,267     848,729
   Alembic Pharmaceuticals, Ltd..........................    551,802     798,670
  *Alembic, Ltd..........................................     54,029      18,610
   Allahabad Bank, Ltd...................................  1,927,170   5,917,467
   Alok Industries, Ltd..................................  6,859,055   1,384,588
   Amara Raja Batteries, Ltd.............................     14,826      85,988
   Ambuja Cements, Ltd...................................    274,447   1,044,218
   Amtek Auto, Ltd.......................................  1,125,521   1,626,702
   Amtek India, Ltd......................................    157,469     292,906
   Anant Raj, Ltd........................................  2,058,344   3,170,309
   Andhra Bank, Ltd......................................  2,193,717   4,623,069
  *Ansal Properties & Infrastructure, Ltd................    106,128      69,517
   Apollo Hospitals Enterprise, Ltd......................    132,030   2,008,637
   Apollo Tyres, Ltd.....................................  1,676,970   2,717,154
   Arvind, Ltd...........................................  2,753,142   4,852,928
   Ashok Leyland, Ltd.................................... 18,380,099   8,434,992
   Asian Hotels East, Ltd................................      1,050       4,192
  *Atul, Ltd.............................................      4,892      33,321
   Aurobindo Pharma, Ltd.................................  1,002,631   3,539,245
   Bajaj Finance, Ltd....................................     83,069   2,018,319
   Bajaj Finserv, Ltd....................................      2,335      37,274
   Bajaj Hindusthan, Ltd.................................  4,307,376   1,893,617
   Bajaj Holdings & Investment, Ltd......................    357,463   6,502,969
   Balkrishna Industries, Ltd............................      3,169      16,747
   Ballarpur Industries, Ltd.............................  4,048,511   1,731,993
   Balmer Lawrie & Co., Ltd..............................     66,603     833,028
  *Balrampur Chini Mills, Ltd............................  2,524,982   2,171,228
   Bank of Baroda........................................    797,959  13,001,357
   Bank of India.........................................  1,696,673  11,271,735
   Bank of Maharashtra, Ltd..............................  1,502,238   1,667,654
   BEML, Ltd.............................................    190,772     953,122
   BGR Energy Systems, Ltd...............................    137,577     628,372
   Bharat Electronics, Ltd...............................      6,450     154,240
   Bhushan Steel, Ltd....................................  1,116,084   9,381,060
   Birla Corp., Ltd......................................    126,693     697,774
  *Bombay Burmah Trading Co..............................      1,746       4,237
   Bombay Dyeing & Manufacturing Co., Ltd................    685,919   1,530,380
  *Bombay Rayon Fashions, Ltd............................     58,457     281,339
   Brigade Enterprises, Ltd..............................     12,490      18,654
   Cairn India, Ltd......................................  4,583,222  27,944,946
   Canara Bank...........................................  1,406,261  12,699,099
   Central Bank of India.................................  3,204,753   5,086,948
   Century Textiles & Industries, Ltd....................    389,921   2,855,577
   Chambal Fertilizers & Chemicals, Ltd..................  1,593,911   2,013,857
  *Chettinad Cement Corp., Ltd...........................        181       3,112
   City Union Bank, Ltd..................................  1,450,289   1,689,484
  *Claris Lifesciences, Ltd..............................     36,811     155,325
   Coromandel International, Ltd.........................     56,625     239,571
   Corporation Bank......................................    357,471   3,067,959
  *Cranes Software International, Ltd....................    114,443       6,960
   Dalmia Bharat, Ltd....................................    159,852     540,137
  *DB Realty, Ltd........................................  1,242,123   3,211,939
   DCM Shriram Consolidated, Ltd.........................    234,771     295,870
   Deepak Fertilisers & Petrochemicals Corp., Ltd........    424,886     893,777
  *DEN Networks, Ltd.....................................      8,713      37,181
   Dena Bank.............................................    939,377   1,960,417
  *Development Credit Bank, Ltd..........................  2,795,239   2,442,517
   Dewan Housing Finance Corp., Ltd......................    115,020     451,034
   Dishman Pharmaceuticals & Chemicals, Ltd..............     60,983     125,058
   DLF, Ltd..............................................  6,807,600  35,664,013

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- ------------
INDIA -- (Continued)
  *Dredging Corp. of India, Ltd.........................     66,613 $    271,706
   E.I.D. - Parry (India), Ltd..........................    828,911    2,791,149
   Edelweiss Financial Services, Ltd....................  1,091,035      684,362
   Educomp Solutions, Ltd...............................    861,737    2,084,664
   Eicher Motors, Ltd...................................     36,814    1,940,417
   EIH, Ltd.............................................    877,249    1,150,445
   Elder Pharmaceuticals, Ltd...........................    136,186      983,941
   Electrosteel Casings, Ltd............................    815,359      394,169
   Era Infra Engineering, Ltd...........................  1,037,780    2,627,435
   Escorts, Ltd.........................................  1,272,669    1,627,556
   Ess Dee Aluminium, Ltd...............................     11,608       71,040
  *Essar Oil, Ltd.......................................  1,456,017    2,390,620
   Essar Ports, Ltd.....................................    636,708    1,041,778
  *Essar Shipping, Ltd..................................    288,928      147,340
   Essel Propack, Ltd...................................    750,981      511,549
   FDC, Ltd.............................................      3,179        5,532
   Federal Bank, Ltd....................................  1,722,798   16,474,250
  *Federal-Mogul Goetze (India), Ltd....................      4,531       17,124
   Financial Technologies (India), Ltd..................     31,204      660,469
   Finolex Cables, Ltd..................................    530,760      578,544
   Finolex Industries, Ltd..............................    695,629    1,039,687
  *Fortis Healthcare, Ltd...............................  1,308,422    2,723,214
   Future Capital Holdings, Ltd.........................    273,553      932,921
   GAIL India, Ltd......................................    381,180    2,472,472
   Gammon India, Ltd....................................    487,594      330,808
   Gateway Distriparks, Ltd.............................    231,605      588,411
   Geodesic, Ltd........................................    130,950       38,203
   Gitanjali Gems, Ltd..................................    778,020    8,282,904
   Glodyne Technoserve, Ltd.............................      7,350        2,218
   Godfrey Phillips India, Ltd..........................        535       33,650
   Graphite India, Ltd..................................    547,257      874,342
   Grasim Industries, Ltd...............................     15,142      854,583
   Great Eastern Shipping Co., Ltd......................  1,015,463    4,661,142
  *GTL Infrastructure, Ltd..............................  2,771,207      174,674
   Gujarat Alkalies & Chemicals, Ltd....................    443,869    1,154,534
   Gujarat Fluorochemicals, Ltd.........................    235,080    1,292,155
   Gujarat Narmada Valley Fertilizers Co., Ltd..........    715,310    1,102,214
   Gujarat NRE Coke, Ltd................................  3,020,584    1,158,747
   Gujarat State Fertilisers & Chemicals, Ltd...........  2,186,080    2,737,220
   Gujarat State Petronet, Ltd..........................    563,977      769,763
   Gulf Oil Corp., Ltd..................................    239,031      350,058
   HBL Power Systems, Ltd...............................    341,497       97,456
   HCL Infosystems, Ltd.................................  1,216,437      827,997
   HEG, Ltd.............................................    140,383      541,433
  *HeidelbergCement India, Ltd..........................    643,197      583,345
  *Hexa Tradex, Ltd.....................................    319,009      217,371
   Hexaware Technologies, Ltd...........................    539,392      798,334
   Hindalco Industries, Ltd............................. 16,705,416   36,397,974
   Hinduja Global Solutions, Ltd........................     63,466      354,896
   Hinduja Ventures, Ltd................................     67,133      710,722
  *Hindustan Construction Co., Ltd......................  6,741,542    2,269,216
  *Hotel Leelaventure, Ltd..............................  1,587,388      808,310
  *Housing Development & Infrastructure, Ltd............  4,919,930    7,109,596
   HSIL, Ltd............................................    187,119      445,407
   ICICI Bank, Ltd......................................    625,437   13,945,892
  #ICICI Bank, Ltd. Sponsored ADR.......................  3,516,406  161,051,395
   IDBI Bank, Ltd.......................................  3,116,338    6,265,991
  *Idea Cellular, Ltd...................................  4,508,973    9,556,144
   IDFC, Ltd............................................  6,072,777   19,403,819
   IFCI, Ltd............................................  6,602,323    4,394,559
  *IL&FS Transportation Networks, Ltd...................      6,581       24,530

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES     VALUE++
                                                          ---------- -----------
INDIA -- (Continued)
   India Cements, Ltd....................................  3,329,392 $ 5,438,563
   India Infoline, Ltd...................................  2,845,740   4,533,243
   Indiabulls Financial Services, Ltd....................  1,795,884  11,023,367
  *Indiabulls Infrastructure and Power, Ltd.............. 10,676,958   1,314,694
  *Indiabulls Real Estate, Ltd...........................  2,937,281   4,247,969
   Indian Bank...........................................  1,269,647   4,813,132
   Indian Hotels Co., Ltd................................  3,971,848   4,679,493
   Indian Overseas Bank..................................  2,980,762   4,554,015
   Indo Rama Synthetics (India), Ltd.....................     78,936      36,770
   IndusInd Bank, Ltd....................................    476,980   3,901,396
   Infotech Enterprises, Ltd.............................     26,080      85,453
   ING Vysya Bank, Ltd...................................    289,910   3,224,858
   Ingersoll-Rand India, Ltd.............................     28,609     246,963
   Ipca Laboratories, Ltd................................      8,848      81,793
   ISMT, Ltd.............................................     56,119      22,776
  *IVRCL Infrastructures & Projects, Ltd.................  4,406,969   2,839,411
   J.B. Chemicals & Pharmaceuticals, Ltd.................    373,888     594,420
   Jai Corp., Ltd........................................    791,096   1,085,155
  *Jain Irrigation Systems, Ltd..........................    773,825   1,093,188
   Jaiprakash Associates, Ltd............................ 18,602,264  30,493,000
   Jammu & Kashmir Bank, Ltd.............................    286,979   7,394,816
   Jaypee Infratech, Ltd.................................    601,361     562,799
   JBF Industries, Ltd...................................    182,383     430,055
  *Jet Airways (India), Ltd..............................    113,716   1,334,704
   Jindal Poly Films, Ltd................................    213,703     681,374
   Jindal Saw, Ltd.......................................  2,076,447   4,231,789
  *Jindal South West Holdings, Ltd.......................        364       4,132
  *Jindal Stainless, Ltd.................................    793,429     940,792
   JK Cement, Ltd........................................    127,500     772,942
   JK Lakshmi Cement, Ltd................................    333,828     914,418
   JM Financial, Ltd.....................................  4,338,177   1,670,452
   JSW Energy, Ltd.......................................  4,846,066   6,470,958
  *JSW ISPAT Steel, Ltd..................................  4,724,692   1,020,389
   JSW Steel, Ltd........................................  1,467,112  24,229,380
   Jubilant Organosys, Ltd...............................    544,611   2,218,111
   Jyothy Laboratories, Ltd..............................        764       2,164
   Kakinada Fertilizers, Ltd.............................  2,082,494     438,894
   Kalpataru Power Transmission, Ltd.....................    193,543     350,807
  *Kalyani Investment Co., Ltd...........................      5,235      31,997
   Karnataka Bank, Ltd...................................  2,195,065   6,790,400
   Karur Vysya Bank, Ltd.................................    283,346   2,814,063
  *Karuturi Global, Ltd..................................    926,841      51,446
   KEC International, Ltd................................    346,463     398,423
   Kesoram Industries, Ltd...............................    187,382     429,559
  *Kingfisher Airlines, Ltd..............................  2,060,576     493,375
  *Kirloskar Brothers, Ltd...............................      2,141       6,652
   Kirloskar Industries, Ltd.............................      2,387      17,479
   Kirloskar Oil Engines, Ltd............................    319,272   1,240,136
   KSB Pumps, Ltd........................................      7,582      26,538
  *KSK Energy Ventures, Ltd..............................     18,735      20,621
   Lakshmi Machine Works, Ltd............................        318      13,031
   Lakshmi Vilas Bank, Ltd...............................    457,710     892,357
   Madras Cements, Ltd...................................    437,843   1,989,901
  *Mahanagar Telephone Nigam, Ltd........................  2,697,641   1,258,513
 #*Mahanagar Telephone Nigam, Ltd. ADR...................    100,249      80,199
   Maharashtra Scooters, Ltd.............................        519       4,684
   Maharashtra Seamless, Ltd.............................    194,873     877,090
   Mahindra Lifespace Developers, Ltd....................    141,617   1,100,433
  *Man Infraconstruction, Ltd............................      1,968       6,734
  *Manaksia, Ltd.........................................     78,643      65,065
   McLeod Russel (India), Ltd............................    566,069   3,856,841

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- ------------
INDIA -- (Continued)....................................
  *Mercator Lines, Ltd..................................  2,216,725 $    824,021
  *Merck, Ltd...........................................     23,188      287,624
   MindTree, Ltd........................................     13,648      203,662
   Monnet Ispat, Ltd....................................    183,497      867,699
   Motilal Oswal Financial Services, Ltd................      4,955       10,094
   Mphasis, Ltd.........................................     37,279      260,831
   MRF, Ltd.............................................     13,173    3,255,511
  *Mukand, Ltd..........................................     93,424       52,585
   Nagarjuna Construction Co., Ltd......................  3,021,178    2,647,317
  *Nagarjuna Oil Refinery, Ltd..........................  1,691,878      151,314
   Nahar Capital & Financial Services, Ltd..............     16,801       14,083
   National Aluminium Co., Ltd..........................  1,406,861    1,304,118
   Nava Bharat Ventures, Ltd............................     27,806      102,507
   NIIT Technologies, Ltd...............................    414,897    2,100,467
   NIIT, Ltd............................................  1,287,158      654,942
   Noida Toll Bridge Co., Ltd...........................    336,090      140,445
   OCL India, Ltd.......................................     61,362      175,786
  *OMAXE, Ltd...........................................    771,282    2,355,252
  *Orbit Corp., Ltd.....................................    431,838      359,503
   Orchid Chemicals & Pharmaceuticals, Ltd..............    609,939      999,611
   Orient Paper & Industries, Ltd.......................    542,900      803,102
   Oriental Bank of Commerce............................  1,002,858    6,315,563
  *Oswal Chemical & Fertilizers, Ltd....................    490,659      260,576
  *Panacea Biotec, Ltd..................................     21,473       51,984
  *Parsvnath Developers, Ltd............................  1,662,316    1,288,253
   Peninsula Land, Ltd..................................    291,682      372,152
   Petronet LNG, Ltd....................................  1,048,636    2,986,009
   Piramal Enterprises, Ltd.............................    706,240    7,464,858
  *Plethico Pharmaceuticals, Ltd........................    210,749    1,401,233
   Polaris Financial Technology, Ltd....................    641,382    1,381,396
   Polyplex Corp., Ltd..................................     22,174       83,039
   Power Finance Corp., Ltd.............................     16,793       66,178
   Prism Cement, Ltd....................................    389,471      314,728
  *PTC India Financial Services, Ltd....................    387,338      118,298
   PTC India, Ltd.......................................  3,312,982    4,831,966
   Punj Lloyd, Ltd......................................  3,350,373    3,327,248
   Punjab & Sind Bank...................................    116,252      157,636
   Rain Commodities, Ltd................................  1,420,339      906,837
   Rajesh Exports, Ltd..................................    287,502      729,806
   Raymond, Ltd.........................................    281,176    1,986,899
   REI Agro, Ltd........................................  4,726,576      894,130
  *REI Six Ten Retail, Ltd..............................    217,681       14,498
   Reliance Capital, Ltd................................  1,987,403   17,764,359
   Reliance Communications, Ltd.........................  8,241,647   12,846,144
   Reliance Industries, Ltd............................. 19,491,549  325,163,966
   Reliance Industries, Ltd. Sponsored GDR..............    107,000    3,582,360
  *Reliance Power, Ltd..................................  9,053,677   15,742,247
   Rolta (India), Ltd...................................  1,719,900    2,037,021
   Ruchi Soya Industries, Ltd...........................  1,722,168    2,253,065
   Rural Electrification Corp., Ltd.....................  2,768,400   12,600,953
  *S. Kumars Nationwide, Ltd............................  2,532,190      553,657
   Sesa Goa, Ltd........................................  5,801,167   20,339,682
  *Shipping Corp. of India, Ltd.........................  2,152,868    2,189,210
   Shiv-Vani Oil & Gas Exploration Services, Ltd........     93,090      109,813
  *Shree Renuka Sugars, Ltd.............................  7,048,981    3,899,605
   Simplex Infrastructures, Ltd.........................      2,212        7,645
   Sintex Industries, Ltd...............................  3,137,001    3,704,277
   SKF (India), Ltd.....................................        453        4,935
   Sobha Developers, Ltd................................    489,167    3,940,878
   South Indian Bank, Ltd...............................  9,724,062    4,969,449
   SREI Infrastructure Finance, Ltd.....................  1,470,670    1,021,808

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ---------- --------------
INDIA -- (Continued)
   SRF, Ltd...........................................    286,510 $    1,042,935
   State Bank of Bikaner & Jaipur.....................     32,697        291,342
   State Bank of India................................  2,228,831    101,928,034
   State Bank of India Sponsored GDR..................      5,732        538,838
   Steel Authority of India, Ltd......................  9,382,450     15,264,226
  *Sterling Biotech, Ltd..............................    828,624         88,905
   Sterlite Industries (India), Ltd...................  5,746,256     12,276,451
  #Sterlite Industries (India), Ltd. ADR..............  2,573,639     21,850,195
   Sterlite Technologies, Ltd.........................  1,812,956      1,078,090
   Strides Arcolab, Ltd...............................     32,442        663,994
   Styrolution ABS India, Ltd.........................     28,114        353,359
   Sundaram Finance, Ltd..............................      6,602         60,858
   Sundram Fastners, Ltd..............................     55,097         50,833
  *Suzlon Energy, Ltd................................. 14,019,450      6,690,021
   Syndicate Bank.....................................  2,298,219      5,844,861
   Tamilnadu Newsprint & Papers, Ltd..................     58,711        115,152
   Tata Chemicals, Ltd................................  1,150,108      7,726,769
   Tata Communications, Ltd...........................    857,537      3,733,234
   Tata Investment Corp., Ltd.........................     35,250        300,084
   Tata Steel, Ltd....................................  6,530,078     49,975,512
   Tata Tea, Ltd......................................  4,929,114     13,878,713
  *Techno Electric & Engineering Co., Ltd.............      4,235         15,038
  *Teledata Marine Solutions, Ltd.....................    267,258          1,507
   Time Technoplast, Ltd..............................    498,379        451,474
   Titagarh Wagons, Ltd...............................    106,381        641,278
   Transport Corp of India, Ltd.......................     21,276         28,406
   Trent, Ltd.........................................     18,226        392,535
   Triveni Turbine, Ltd...............................    234,235        255,198
   Tube Investments of India, Ltd.....................    548,677      2,005,470
  *Tulip IT Services, Ltd.............................    621,866        220,616
  *TV18 Broadcast, Ltd................................    774,330        490,694
   UCO Bank...........................................  2,836,237      4,041,543
   Uflex, Ltd.........................................    451,319        795,561
   Unichem Laboratories, Ltd..........................    186,357        659,279
   Union Bank of India, Ltd...........................    797,003      3,844,722
  *Unitech, Ltd....................................... 25,504,208     17,772,213
  *United Bank of India...............................    108,308        150,640
   United Phosphorus, Ltd.............................  2,939,671      7,391,403
   United Spirits, Ltd................................     41,486      1,407,079
  *Usha Martin, Ltd...................................  1,761,086        984,922
  *Vardhman Special Steels, Ltd.......................     17,186          9,060
   Vardhman Textiles, Ltd.............................    108,039        542,652
   Videocon Industries, Ltd...........................  1,007,024      3,851,593
   Vijaya Bank, Ltd...................................  2,405,050      2,679,932
   Voltamp Transformers, Ltd..........................        724          5,242
   Welspun Corp., Ltd.................................  1,848,725      3,425,429
  *Wockhardt, Ltd.....................................      8,887        292,148
  *Zee Learn, Ltd.....................................    211,836        110,878
   Zensar Technologies, Ltd...........................     11,250         53,465
   Zuari Agro Chemicals, Ltd..........................    128,304        559,868
   Zuari Global, Ltd..................................     89,630        149,018
   Zylog Systems, Ltd.................................     44,884         33,544
                                                                  --------------
TOTAL INDIA...........................................             1,497,113,767
                                                                  --------------
INDONESIA _ (2.7%)
  *PT Lippo Cikarang Tbk..............................    560,500        220,181
   PT Adaro Energy Tbk................................ 74,452,500     12,617,916
   PT Adhi Karya Persero Tbk.......................... 10,869,617      2,236,980
  *PT Agis Tbk........................................ 57,627,500      2,307,196
   PT Agung Podomoro Land Tbk.........................  5,496,500        231,494
  *PT Alam Sutera Realty Tbk.......................... 23,748,000      1,878,246

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES       VALUE++
                                                       ------------- -----------
INDONESIA -- (Continued)
   PT Aneka Tambang Persero Tbk.......................    68,905,000 $ 9,627,989
   PT Asahimas Flat Glass Tbk.........................     5,277,000   4,411,428
   PT Astra Graphia Tbk...............................     4,213,000     649,683
  *PT Bakrie & Brothers Tbk........................... 1,056,525,750   2,169,444
   PT Bakrie Sumatera Plantations Tbk.................   182,168,500   1,705,540
  *PT Bakrie Telecom Tbk..............................   288,731,000   1,483,973
  *PT Bakrieland Development Tbk......................   623,458,520   3,458,427
   PT Bank Bukopin Tbk................................    61,873,833   4,258,226
   PT Bank Danamon Indonesia Tbk......................    34,396,054  21,537,917
   PT Bank Mandiri Persero Tbk........................    59,143,431  54,983,768
   PT Bank Negara Indonesia Persero Tbk...............   118,251,941  47,667,381
  *PT Bank Pan Indonesia Tbk..........................   150,362,201  10,203,247
  *PT Bank Pembangunan Daerah Jawa Barat Dan Banten
    Tbk...............................................    13,107,000   1,616,190
  *PT Bank Permata Tbk................................       381,272      55,609
   PT Bank Tabungan Negara Persero Tbk................    57,911,527   9,642,491
  *PT Barito Pacific Tbk..............................    15,238,500     625,824
  *PT Benakat Petroleum Energy Tbk....................    22,809,000     362,935
  *PT Berau Coal Energy Tbk...........................    18,866,000     446,320
  *PT Berlian Laju Tanker Tbk.........................   128,161,466          --
  *PT Bhakti Investama Tbk............................   283,650,700  14,425,402
   PT Bisi International Tbk..........................     9,045,500     743,873
  *PT Borneo Lumbung Energi & Metal Tbk...............     1,449,500      72,984
  *PT Budi Acid Jaya Tbk..............................    15,362,000     183,450
  *PT Bumi Resources Minerals Tbk.....................       541,000      13,057
   PT Bumi Resources Tbk..............................   238,608,500  16,664,578
   PT Bumi Serpong Damai Tbk..........................    19,383,000   2,788,810
  *PT Central Proteinaprima Tbk.......................   178,071,500     475,345
   PT Charoen Pokphand Indonesia Tbk..................    57,511,830  22,940,283
   PT Ciputra Development Tbk.........................   112,783,500  10,660,289
   PT Ciputra Property Tbk............................     7,091,000     502,829
   PT Ciputra Surya Tbk...............................    16,634,000   4,359,056
   PT Clipan Finance Indonesia Tbk....................     2,995,500     140,013
  *PT Darma Henwa Tbk.................................   246,575,442   1,265,906
  *PT Davomas Adabi Tbk...............................   138,239,500     709,648
  *PT Delta Dunia Makmur Tbk..........................    19,090,500     421,760
  *PT Elnusa Tbk......................................    27,207,500     488,870
  *PT Energi Mega Persada Tbk.........................   584,864,378   5,587,495
   PT Ever Shine Textile Tbk..........................    19,342,215     315,751
  *PT Exploitasi Energi Indonesia Tbk.................    22,879,500     822,625
   PT Gajah Tunggal Tbk...............................    24,993,500   5,783,535
  *PT Garuda Indonesia Persero Tbk....................     7,494,500     500,629
   PT Global Mediacom Tbk.............................    84,250,500  18,827,186
   PT Gozco Plantations Tbk...........................    30,615,400     601,011
  *PT Great River International Tbk...................     1,788,000          --
   PT Gudang Garam Tbk................................     3,519,000  18,736,664
   PT Holcim Indonesia Tbk............................    15,667,000   4,990,876
  *PT Indah Kiat Pulp & Paper Corp. Tbk...............    32,693,500   2,417,637
   PT Indika Energy Tbk...............................    29,492,000   4,455,368
   PT Indofood Sukses Makmur Tbk......................    61,606,500  38,160,654
  *PT Indomobil Sukses Internasional Tbk..............        91,500      48,383
   PT Indorama Synthetics Tbk.........................        41,500       5,733
   PT Intiland Development Tbk........................    38,428,500   1,322,231
   PT Japfa Comfeed Indonesia Tbk.....................     5,485,250   3,945,820
   PT Jaya Real Property Tbk..........................    25,528,000   8,911,211
  *PT Kawasan Industri Jababeka Tbk...................   297,838,000   7,191,252
   PT Lautan Luas Tbk.................................     1,040,000      81,141
   PT Lippo Karawaci Tbk..............................   297,485,437  31,481,268
   PT Matahari Putra Prima Tbk........................    35,957,400   4,513,078
  *PT Mayorah Indah Tbk...............................     7,016,572  14,824,611
   PT Medco Energi Internasional Tbk..................    26,914,500   4,340,787
   PT Media Nusantara Citra Tbk.......................     5,011,094   1,223,267

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- ------------
INDONESIA -- (Continued)
  *PT Mitra International Resources Tbk................  32,641,160 $    365,286
  *PT Mutlipolar Corporation Tbk.......................   2,803,500       95,040
  *PT Nusantara Infrastructure Tbk.....................   1,708,500       34,932
   PT Pabrik Kertas Tjiwi Kimia Tbk....................     246,000       49,514
   PT Pan Brothers Tbk.................................      87,500        3,591
  *PT Panasia Indo Resources Tbk.......................     403,200       33,945
  *PT Panin Financial Tbk.............................. 251,660,000    4,550,373
   PT Panin Insurance Tbk..............................  30,949,000    1,904,148
   PT Pembangunan Perumahan Persero Tbk................  15,798,000    1,409,721
  *PT Perusahaan Perkebunan London Sumatra Indonesia
    Tbk................................................  27,593,384    6,244,521
  *PT Petrosea Tbk.....................................   1,734,000      345,963
  *PT Polychem Indonesia Tbk...........................  17,280,000      630,102
   PT Ramayana Lestari Sentosa Tbk.....................  23,587,500    2,831,518
  *PT Salim Ivomas Pratama Tbk.........................     517,500       58,466
   PT Sampoerna Agro Tbk...............................  11,105,941    2,651,898
   PT Samudera Indonesia Tbk...........................     267,500      111,271
   PT Selamat Sempurna Tbk.............................  13,932,500    3,433,220
  *PT Sentul City Tbk.................................. 292,015,500    7,656,111
   PT Sinar Mas Agro Resources & Technology Tbk........   7,808,900    5,539,121
   PT Sinar Mas Multiartha Tbk.........................       2,000          929
   PT Summarecon Agung Tbk.............................  24,572,357    4,770,307
  *PT Sunson Textile Manufacturer Tbk..................   6,012,000       80,461
  *PT Surya Dumai Industri Tbk.........................   5,145,000           --
   PT Surya Toto Indonesia Tbk.........................     464,000      312,817
  *PT Suryainti Permata Tbk............................  17,378,000      158,793
   PT Tiga Pilar Sejahtera Food Tbk....................  30,840,222    3,611,010
   PT Timah Persero Tbk................................  36,293,400    6,151,890
   PT Trias Sentosa Tbk................................     336,500       11,928
  *PT Trimegah Securities Tbk..........................  33,553,000      406,825
  *PT Truba Alam Manunggal Engineering Tbk............. 129,244,500      663,473
   PT Tunas Baru Lampung Tbk...........................  17,379,500      849,155
   PT Tunas Ridean Tbk.................................  42,848,500    3,959,024
   PT Ultrajaya Milk Industry & Trading Co. Tbk........  13,937,500    2,362,438
   PT Unggul Indah Cahaya Tbk..........................     371,435       76,270
   PT United Tractors Tbk..............................   3,510,500    7,137,154
   PT Vale Indonesia Tbk...............................  41,280,500   11,650,448
   PT Wijaya Karya Persero Tbk.........................  19,539,502    3,312,281
                                                                    ------------
TOTAL INDONESIA........................................              533,806,715
                                                                    ------------
ISRAEL -- (0.0%)
   Delta-Galil Industries, Ltd.........................          --            6
  *Electra Real Estate, Ltd............................          --           --
   Elron Electronic Industries, Ltd....................           1            3
  *Feuchtwanger Investments, Ltd.......................      10,500           34
  *Formula Systems (1985), Ltd.........................          --           --
  *Formula Vision Technologies, Ltd....................          --           --
  *Israel Steel Mills, Ltd.............................      97,000        1,020
  *Kardan Israel, Ltd..................................          --           --
  *Knafaim Holdings, Ltd...............................      69,033      188,365
  *Koor Industries, Ltd................................           1           13
  *Liberty Properties, Ltd.............................       2,533       20,870
   Mivtach Shamir Holdings, Ltd........................      31,217      710,607
  *Naphtha Israel Petroleum Corp., Ltd.................          --            1
                                                                    ------------
TOTAL ISRAEL                                                             920,919
                                                                    ------------
MALAYSIA -- (2.9%)
  *Adventa Berhad......................................      62,000        5,378
   Affin Holdings Berhad...............................   9,611,900   10,178,802
   AirAsia Berhad......................................   9,975,300    8,915,686
  *Alam Maritim Resources Berhad.......................   4,385,100    1,185,019
   Alliance Financial Group Berhad.....................  16,295,200   22,396,191

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES     VALUE++
                                                          ---------- -----------
MALAYSIA -- (Continued)
   AMMB Holdings Berhad.................................. 22,188,962 $45,428,297
   Ann Joo Resources Berhad..............................  2,955,100   1,236,150
   APM Automotive Holdings Berhad........................  1,250,200   2,260,096
   Apollo Food Holdings Berhad...........................     18,600      19,374
   Asas Dunia Berhad.....................................    252,800     115,611
   Batu Kawan Berhad.....................................  2,078,750  12,329,289
  *Berjaya Assets Berhad.................................    171,900      48,112
   Berjaya Corp. Berhad.................................. 34,716,180   5,977,448
   Berjaya Land Berhad................................... 13,220,000   3,529,994
   BIMB Holdings Berhad..................................  4,700,400   4,568,499
   BLD Plantation Berhad.................................      6,600      17,675
  *Bolton Berhad.........................................  1,352,400     348,175
  *Boustead Heavy Industries Corp. Berhad................    123,300      86,432
   Boustead Holdings Berhad..............................  7,173,198  11,174,146
   Cahya Mata Sarawak Berhad.............................  1,995,200   1,939,221
   CB Industrial Product Holding Berhad..................    590,800     503,970
   Chemical Co. of Malaysia Berhad.......................    250,300      69,249
   Chin Teck Plantations Berhad..........................    309,100     883,672
   Coastal Contracts Berhad..............................  2,607,100   1,703,588
   CSC Steel Holdings Berhad.............................  2,469,800     945,989
   Cycle & Carriage Bintang Berhad.......................    241,300     215,730
  *Datuk Keramik Holdings Berhad.........................    127,000          --
   Dijaya Corp. Berhad...................................  1,384,500     454,697
   DRB-Hicom Berhad...................................... 16,358,800  13,532,458
   Eastern & Oriental Berhad............................. 14,165,515   6,976,210
   ECM Libra Financial Group Berhad......................  7,270,726   2,036,219
  *Elk-Desa Resources Berhad.............................    425,853     174,069
   Evergreen Fibreboard Berhad...........................  3,612,526     697,512
   Faber Group Berhad....................................  3,302,100   1,516,790
   Far East Holdings Berhad..............................    403,800     923,209
  *Fountain View Development Berhad......................  2,573,200          --
   Gamuda Berhad.........................................  1,852,500   2,218,151
   Genting (Malaysia) Berhad............................. 13,149,600  15,535,006
   Genting Plantations Berhad............................    400,300   1,061,104
   Globetronics Technology Berhad........................    898,800     504,649
   Glomac Berhad.........................................  4,619,400   1,271,366
  *Goldis Berhad.........................................  3,042,225   1,960,588
  *Green Packet Berhad...................................     39,400       5,125
   GuocoLand (Malaysia) Berhad...........................  1,321,700     353,156
   Hap Seng Consolidated Berhad.......................... 13,506,100   7,085,073
   Hap Seng Plantations Holdings Berhad..................  3,664,700   3,232,621
   Hiap Teck Venture Berhad..............................    183,300      24,775
   Hong Leong Financial Group Berhad.....................  2,173,251   9,625,191
   Hong Leong Industries Berhad..........................  1,233,000   1,745,619
  *Hua Yang Berhad.......................................    140,200      73,168
  *Hubline Berhad........................................  6,941,850     133,950
  *Hunza Properties Berhad...............................  1,023,300     486,838
   Hwang-DBS (Malaysia) Berhad...........................    925,100   1,107,148
   IGB Corp. Berhad...................................... 14,898,690  11,208,955
  *IGB Real Estate Investment Trust......................  1,145,343     501,275
   IJM Corp. Berhad...................................... 22,052,159  35,786,469
   IJM Land Berhad.......................................  5,580,300   3,864,363
   IJM Plantations Berhad................................    514,200     489,831
  *Inch Kenneth Kajang Rubber Berhad.....................    654,000     201,049
  *Insas Berhad..........................................  5,046,748     682,083
   Integrax Berhad.......................................    936,300     386,011
   Iris Corp. Berhad.....................................  5,552,600     294,462
  *Jaks Resources Berhad.................................  6,197,900     678,484
   Jaya Tiasa Holdings Berhad............................  3,981,633   2,410,252
   JCY International Berhad..............................  4,953,300   1,003,676
   K & N Kenanga Holdings Berhad.........................  3,187,800     595,161

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES     VALUE++
                                                          ---------- -----------
MALAYSIA -- (Continued)
  *Karambunai Corp. Berhad............................... 19,239,800 $   713,101
   Keck Seng (Malaysia) Berhad...........................  2,515,500   3,379,580
   Kian Joo Can Factory Berhad...........................  4,485,080   3,221,107
  *KIG Glass Industrial Berhad...........................    260,000       2,510
   Kim Loong Resources Berhad............................    499,100     354,958
  *Kinsteel Berhad.......................................  8,377,300     781,580
   KLCC Property Holdings Berhad.........................  6,568,600  13,294,299
  *KNM Group Berhad...................................... 16,530,225   2,553,528
   Knusford Berhad.......................................     73,800      40,309
   KrisAssets Holdings Berhad............................    210,377       4,376
  *KSL Holdings Berhad...................................    994,966     531,303
  *KUB (Malaysia) Berhad.................................  6,366,600     830,590
   Kulim (Malaysia) Berhad...............................  9,703,300  11,255,203
   Kumpulan Fima Berhad..................................  2,228,400   1,305,742
   Kumpulan Perangsang Selangor Berhad...................  1,741,700     523,437
   Kwantas Corp. Berhad..................................    288,400     170,887
  *Land & General Berhad.................................  6,674,900     827,020
  *Landmarks Berhad......................................  4,118,808   1,292,051
   LBS Bina Group Berhad.................................    430,700     118,492
   Lingui Development Berhad.............................  1,356,814     707,455
  *Lion Corp. Berhad.....................................  1,371,081     143,461
   Lion Diversified Holdings Berhad......................  4,064,800     360,087
   Lion Forest Industries Berhad.........................     46,348      18,909
   Lion Industries Corp. Berhad..........................  8,025,281   2,428,781
   Mah Sing Group Berhad.................................  2,816,400   2,068,580
   Malayan Flour Mills Berhad............................  1,506,350     587,138
   Malaysia Airports Holdings Berhad.....................  2,250,185   3,991,962
  *Malaysian Airline System Berhad.......................  4,151,400     922,381
   Malaysian Bulk Carriers Berhad........................  4,013,525   1,730,902
   Malaysian Pacific Industries Berhad...................    939,475     758,994
   Malaysian Resources Corp. Berhad......................  7,420,700   3,317,671
   MBM Resources Berhad..................................  2,406,003   2,697,558
   Media Chinese International, Ltd......................    185,100      66,674
   Media Prima Berhad....................................    551,000     395,463
   Mega First Corp. Berhad...............................  1,154,600     594,991
  *Metroplex Berhad......................................    817,000          --
  *MISC Berhad...........................................  6,703,204   9,598,761
  *MK Land Holdings Berhad...............................  9,637,500     962,262
   MKH Berhad............................................  1,298,659     731,457
   MMC Corp. Berhad...................................... 14,062,880  11,032,634
   MNRB Holdings Berhad..................................  1,349,900   1,095,517
   Mudajaya Group Berhad.................................  3,430,500   2,826,794
   Muhibbah Engineering Berhad...........................  5,415,300   1,480,997
  *Mulpha International Berhad........................... 31,821,100   3,941,911
   Multi-Purpose Holdings Berhad.........................  1,682,700   1,782,165
   MWE Holdings Berhad...................................    290,400     151,360
   Naim Holdings Berhad..................................  2,214,900   1,340,018
   NCB Holdings Berhad...................................  2,451,500   3,519,166
   Negri Sembilan Oil Palms Berhad.......................    167,600     299,254
   Oriental Holdings Berhad..............................  3,680,879   9,987,924
   Oriental Interest Berhad..............................    139,100      55,968
   OSK Holdings Berhad...................................  7,069,371   3,319,585
   P.I.E. Industrial Berhad..............................    323,600     448,527
   Pacific & Orient Berhad...............................    283,730     114,983
   Panasonic Manufacturing (Malaysia) Berhad.............    383,380   2,492,786
  *Paracorp Berhad.......................................    252,000         811
   Paramount Corp. Berhad................................  1,049,300     523,374
   PBA Holdings Berhad...................................  1,352,900     379,144
   Pelikan International Corp. Berhad....................  4,144,926     921,216
  *Perdana Petroleum Berhad..............................  4,015,900   1,459,792
   Perusahaan Sadur Timah Malaysia (Perstima) Berhad.....      6,800       6,735

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- ------------
MALAYSIA -- (Continued)
   PJ Development Holdings Berhad.......................  3,182,100 $    809,287
   POS (Malaysia) Berhad................................  2,932,017    3,348,979
   PPB Group Berhad.....................................  7,789,966   31,225,672
   Press Metal Berhad...................................  2,778,681    1,646,058
  *Prime Utilities Berhad...............................     39,000        1,130
   Protasco Berhad......................................    282,200       88,917
   RCE Capital Berhad...................................  5,440,500      437,245
   RHB Capital Berhad................................... 11,179,718   27,844,080
  *Rimbunan Sawit Berhad................................  1,781,100      450,059
   Salcon Berhad........................................    416,700       55,665
   Sarawak Oil Palms Berhad.............................    596,220    1,095,606
   Sarawak Plantation Berhad............................     66,900       53,867
   Scientex Berhad......................................    713,748      693,511
  *Scomi Group Berhad................................... 22,855,300    2,575,516
   Selangor Dredging Berhad.............................  1,312,700      335,701
   Selangor Properties Berhad...........................     59,800       66,401
   Shangri-La Hotels (Malaysia) Berhad..................    740,600      907,249
   Shell Refining Co. Federation of Malaysia Berhad.....    246,300      650,941
   SHL Consolidated Berhad..............................    971,800      406,365
  *Sino Hua-An International Berhad.....................  2,057,600       99,100
   Subur Tiasa Holdings Berhad..........................    507,130      322,006
  *Sunway Berhad........................................  8,543,645    6,598,318
   Supermax Corp. Berhad................................  6,830,700    4,221,843
   Suria Capital Holdings Berhad........................    694,100      355,191
   Ta Ann Holdings Berhad...............................    626,522      742,362
   TA Enterprise Berhad................................. 18,567,600    3,015,405
   TA Global Berhad.....................................  9,919,080      749,515
   TAHPS Group Berhad...................................     27,000       41,049
   Tan Chong Motor Holdings Berhad......................  4,699,300    7,604,236
   TDM Berhad...........................................  1,975,600    2,126,558
  *TH Heavy Engineering Berhad..........................  4,295,600      671,125
  *Time Dotcom Berhad...................................  5,476,280    6,521,911
   Tiong Nam Transport Holdings Berhad..................      3,400        2,188
   Tradewinds (Malaysia) Berhad.........................  1,948,000    5,807,990
   Tradewinds Corp. Berhad..............................  5,394,700    1,822,790
   Tradewinds Plantation Berhad.........................    656,200      905,212
  *Trinity Corp. Berhad................................. 15,950,050      231,271
   TSH Resources Berhad.................................    380,800      257,535
  *UEM Land Holdings Berhad.............................  3,982,945    2,820,851
   Unico-Desa Plantations Berhad........................  4,258,528    1,524,327
   Unisem (Malaysia) Berhad.............................  8,256,000    2,740,062
   United Malacca Berhad................................    957,500    2,159,379
   United Plantations Berhad............................    446,000    3,728,293
  *UOA Development Berhad...............................    339,700      185,893
   VS Industry Berhad...................................  1,337,193      594,083
   Wah Seong Corp. Berhad...............................  4,150,611    2,204,585
   WCT Berhad...........................................  9,011,415    6,408,386
   Wing Tai (Malaysia) Berhad...........................  1,868,800    1,142,754
   WTK Holdings Berhad..................................  5,573,750    1,623,755
   YNH Property Berhad..................................  5,291,959    3,339,105
   YTL Corp. Berhad..................................... 77,649,850   41,213,469
  *YTL Land & Development Berhad........................  1,918,300      543,364
  *Zelan Berhad.........................................  4,926,800      396,971
                                                                    ------------
TOTAL MALAYSIA..........................................             572,795,908
                                                                    ------------
MEXICO -- (7.0%)
  #Alfa S.A.B. de C.V. Series A......................... 51,397,020  124,100,523
  *Alsea S.A.B. de C.V..................................    601,968    1,391,932
   Arca Continental S.A.B. de C.V.......................  4,339,218   33,090,351
 #*Axtel S.A.B. de C.V..................................  8,940,907    2,475,264
   Bolsa Mexicana de Valores S.A. de C.V................  2,292,671    5,797,223

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
MEXICO -- (Continued)
  *Cemex S.A.B. de C.V. Sponsored ADR................ 16,022,635 $  173,845,592
  #Cia Minera Autlan S.A.B. de C.V. Series B.........  1,187,152      1,302,500
  *Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR......     57,007      9,011,667
  *Consorcio ARA S.A.B. de C.V. Series *............. 11,911,323      4,459,275
  #Controladora Comercial Mexicana S.A.B. de C.V.
    Series B.........................................  4,941,405     18,005,702
   Corp Actinver S.A.B. de C.V.......................      3,700          3,347
  *Corporacion GEO S.A.B. de C.V. Series B...........  9,461,653     11,087,933
  *Corporacion Interamericana de Entramiento S.A.B.
    de C.V. Series B.................................  1,560,786      1,135,488
 #*Desarrolladora Homex S.A.B. de C.V................  3,619,653      8,819,534
 #*Desarrolladora Homex S.A.B. de C.V. ADR...........    115,455      1,684,488
  *Dine S.A.B. de C.V................................  1,027,267        323,177
   El Puerto de Liverpool S.A.B. de C.V. Series 1....     19,600        217,557
   El Puerto de Liverpool S.A.B. de C.V. Series C-1..     67,628        749,968
  *Empaques Ponderosa S.A. de C.V. Series B..........     90,000          6,371
 #*Empresas ICA S.A.B. de C.V........................  6,728,823     20,168,581
 #*Empresas ICA S.A.B. de C.V. Sponsored ADR.........  1,118,155     13,384,315
 #*Financiera Independencia S.A.B. de C.V............     14,576          5,617
  #Fomento Economico Mexicano S.A.B. de C.V..........  2,311,921     24,983,715
   Fomento Economico Mexicano S.A.B. de C.V.
     Sponsored ADR...................................  2,494,369    269,117,471
  *Gruma S.A.B. de C.V. ADR..........................     15,222        202,453
 #*Gruma S.A.B. de C.V. Series B.....................  3,607,804     11,937,482
  *Grupo Aeromexico S.A.B. de C.V....................    145,573        210,438
  #Grupo Aeroportuario del Centro Norte S.A.B. de C.V    882,888      2,952,543
  #Grupo Aeroportuario del Centro Norte S.A.B. de
    C.V. ADR.........................................     46,309      1,232,746
   Grupo Aeroportuario del Pacifico S.A.B. de C.V.
     ADR.............................................    636,889     39,639,971
   Grupo Aeroportuario del Pacifico S.A.B. de C.V.
     Series B........................................  1,268,733      7,912,992
  #Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR    271,607     32,432,592
  #Grupo Aeroportuario del Sureste S.A.B. de C.V.
    Series B.........................................  1,203,482     14,375,981
   Grupo Carso S.A.B. de C.V. Series A-1............. 10,405,888     50,578,381
  *Grupo Cementos de Chihuahua S.A.B. de C.V.........  2,799,892      9,799,380
  #Grupo Comercial Chedraui S.A. de C.V..............  1,382,379      4,800,154
 #*Grupo Famsa S.A.B. de C.V. Series A...............  2,995,218      4,051,858
   Grupo Financiero Banorte S.A.B. de C.V. Series O.. 23,160,991    159,408,737
  #Grupo Financiero Inbursa S.A.B. de C.V. Series O.. 15,542,038     43,577,750
   Grupo Gigante S.A.B. de C.V. Series*..............    471,076        933,660
  #Grupo Industrial Maseca S.A.B. de C.V. Series B...  2,724,300      3,342,542
   Grupo Industrial Saltillo S.A.B. de C.V...........  1,332,369      3,196,110
   Grupo Kuo S.A.B. de C.V. Series B.................  2,056,267      5,409,697
   Grupo Mexico S.A.B. de C.V. Series B.............. 18,767,252     69,816,669
  *Grupo Posadas S.A.B. de C.V. Series L.............    355,600        580,333
  *Grupo Qumma S.A. de C.V. Series B.................      5,301             75
  *Grupo Simec S.A. de C.V. Series B.................  1,732,137      8,623,494
 #*Grupo Simec S.A. de C.V. Sponsored ADR............     19,072        282,647
  *Grupo Sports World S.A.B. de C.V..................     12,900         18,323
  #Industrias Bachoco S.A.B. de C.V. Series B........    932,565      2,163,707
   Industrias Bachoco S.A.B. de C.V. Sponsored ADR...        937         26,067
  *Industrias CH S.A.B. de C.V. Series B.............  3,336,823     27,508,989
 #*Inmuebles Carso S.A.B. de C.V. Series B-1......... 10,258,893      8,875,452
   Medica Sur S.A.B. de C.V. Series B................      1,000          2,006
  #Megacable Holdings S.A.B. de C.V..................    100,294        264,646
  *Minera Frisco S.A.B. de C.V. Series A-1...........  9,155,670     39,352,977
  *OHL Mexico S.A.B. de C.V..........................  2,886,801      6,538,929
  #Organizacion Soriana S.A.B. de C.V. Series B...... 14,981,589     58,042,964
  *Qualitas Controladora S.A.B. de C.V...............  2,051,400      3,617,289
 #*Sare Holding S.A.B. de C.V........................  1,159,700         86,650
  *Savia S.A. de C.V. Series A.......................  3,457,285        217,532
   TV Azteca S.A.B. de C.V...........................  3,160,625      2,232,269
 #*Urbi Desarrollos Urbanos S.A.B. de C.V............  9,102,158      5,290,371
 #*Vitro S.A.B. de C.V. Series A.....................  1,546,127      2,432,050
                                                                 --------------
TOTAL MEXICO.........................................             1,357,136,497
                                                                 --------------

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- ------------
PHILIPPINES -- (1.1%)
   A. Soriano Corp.....................................  20,195,000 $  2,825,841
   Alliance Global Group, Inc..........................  33,094,306   15,386,868
   Alsons Consolidated Resources, Inc..................  17,757,000      555,674
  *Atlas Consolidated Mining & Development.............   1,649,200      892,036
  *BDO Unibank, Inc....................................   9,448,565   17,865,525
  *Cebu Air, Inc.......................................      95,710      145,783
   Cebu Holdings, Inc..................................   6,655,750      697,593
   China Banking Corp..................................     342,460      475,471
   DMCI Holdings, Inc..................................   2,837,320    3,835,301
  *Empire East Land Holdings, Inc......................  50,520,000    1,277,592
  *Export & Industry Bank, Inc. Class A................      14,950           96
   Filinvest Land, Inc................................. 187,358,031    8,006,906
  *Filipina Water Bottling Corp........................   5,471,786           --
   First Philippines Holdings Corp.....................   4,465,530   11,274,176
  *Global Estate Resorts, Inc..........................  12,662,000      666,783
   JG Summit Holdings, Inc.............................   2,152,200    2,113,163
   Lopez Holdings Corp.................................  29,100,800    5,228,155
   Macroasia Corp......................................   1,191,000       76,940
   Megaworld Corp...................................... 201,087,600   16,651,244
   Metro Bank & Trust Co...............................   9,336,217   24,194,302
  *Mondragon International Philippines, Inc............   2,464,000           --
  *Philippine National Bank............................   4,253,308   10,362,697
  *Philippine National Construction Corp...............     398,900       48,043
   Philippine Savings Bank.............................   1,232,313    3,246,510
  *Philippine Townships, Inc...........................     226,200       26,409
  *Philtown Properties, Inc............................       6,701          254
   Phinma Corp.........................................   2,511,798      743,097
   Rizal Commercial Banking Corp.......................   4,707,948    7,877,305
  *Robinson's Land Corp. Series B......................  29,013,450   15,276,493
   San Miguel Corp.....................................   5,793,656   16,002,520
   Security Bank Corp..................................   1,081,852    4,621,087
   Shang Properties, Inc...............................     614,285       46,991
   SM Development Corp.................................  53,432,694    7,897,077
   Solid Group, Inc....................................   6,660,000      379,467
  *Trans-Asia Oil & Energy Development.................     331,000       13,674
   Union Bank of Philippines...........................   2,670,714    7,917,846
   Universal Robina Corp...............................  11,479,585   24,689,786
   Vista Land & Lifescapes, Inc........................  55,755,868    7,100,700
                                                                    ------------
TOTAL PHILIPPINES......................................              218,419,405
                                                                    ------------
POLAND -- (1.4%)
   Agora SA............................................     722,661    2,092,277
   Asseco Poland SA....................................   1,091,975   15,893,665
   ATM Systemy Informatyczne SA........................       9,205        4,777
  *Bank Millennium SA..................................   6,427,700    9,500,542
  *Bank Zackodni WBK SA................................      43,139    3,507,739
  *Bioton SA...........................................  43,007,859      973,910
  *Ciech SA............................................     582,873    3,959,972
   ComArch SA..........................................       3,061       85,337
   Debica SA...........................................     111,346    2,415,148
   Dom Development SA..................................      42,315      493,491
   Enea SA.............................................   1,484,744    7,339,389
  *Farmacol SA.........................................       5,526       67,627
  *Getin Holding SA....................................   3,486,673    3,067,296
  *Getin Noble Bank SA.................................   4,515,878    2,852,285
   Grupa Kety SA.......................................     123,619    5,720,241
  *Grupa Lotos SA......................................   1,221,898   15,827,834
  *Impexmetal SA.......................................   5,864,978    6,853,484
   Koelner SA..........................................     133,100      418,476
  *Kopex SA............................................     530,842    2,750,129
  *LC Corp. SA.........................................   1,798,181      756,777

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- ------------
POLAND -- (Continued)
  *MCI Management SA....................................      6,329 $     13,848
  *Mostostal Warszawa SA................................      1,892        9,394
  *Netia SA.............................................  3,735,760    5,562,417
   Orbis SA.............................................    541,449    6,676,368
   Pelion SA............................................     12,612      158,188
  *Petrolinvest SA......................................  1,340,876      516,336
   PGE SA............................................... 10,612,714   58,530,914
  *Polimex-Mostostal SA................................. 10,512,907    1,898,527
  *Polnord SA...........................................    134,174      468,421
  *Polski Koncern Miesny Duda SA........................    951,758      117,251
  *Polski Koncern Naftowy Orlen SA......................  5,741,747   90,900,642
  *Rovese SA............................................    237,211      109,752
  *Rovese SA Issue 12 Shares............................    448,682      203,207
  *Sygnity SA...........................................    206,622    1,128,887
   Synthos SA...........................................  7,369,977   12,508,854
   Tauron Polska Energia SA............................. 10,380,667   15,870,809
   Zaklady Azotowe Pulawy SA............................     45,643    1,891,877
  *Zaklady Chemiczne Police SA..........................      5,277       22,596
                                                                    ------------
TOTAL POLAND............................................             281,168,684
                                                                    ------------
RUSSIA -- (4.0%)
  *AFI Development P.L.C. GDR...........................    156,273       98,761
   Federal Hydrogenerating Co. ADR......................  6,287,841   15,369,407
   Gazprom OAO Sponsored ADR............................ 81,045,956  763,290,441
   Magnitogorsk Iron & Steel Works Sponsored GDR........  1,590,601    7,196,143
   Surgutneftegas OAO Sponsored ADR.....................     74,116      768,341
                                                                    ------------
TOTAL RUSSIA............................................             786,723,093
                                                                    ------------
SOUTH AFRICA -- (6.8%)
   ABSA Group, Ltd......................................  5,161,520   98,803,119
   Adcorp Holdings, Ltd.................................    519,463    1,825,322
   AECI, Ltd............................................  1,457,943   13,936,832
   Afgri, Ltd...........................................  4,821,593    2,781,636
   African Bank Investments, Ltd........................  4,702,309   16,211,042
   African Rainbow Minerals, Ltd........................  1,667,829   37,557,725
   Allied Electronics Corp., Ltd........................    563,821    1,441,124
   Anglo American Platinum, Ltd.........................      4,494      220,610
  *ArcelorMittal South Africa, Ltd......................  2,505,685    9,812,454
   Argent Industrial, Ltd...............................  1,278,773      971,358
   Aveng, Ltd...........................................  7,024,503   23,970,660
   AVI, Ltd.............................................  1,793,880   11,009,105
   Barloworld, Ltd......................................  3,844,893   35,826,154
  *Basil Read Holdings, Ltd.............................    424,401      525,115
  *Bell Equipment, Ltd..................................    416,814    1,252,191
   Blue Label Telecoms, Ltd.............................  3,234,158    3,158,236
   Brait SE.............................................  1,676,738    5,990,007
   Business Connexion Group, Ltd........................  1,667,340    1,011,029
   Cadiz Holdings, Ltd..................................      6,673        1,111
   Caxton & CTP Publishers & Printers, Ltd..............  3,018,326    5,819,896
   Cipla Medpro South Africa, Ltd.......................  6,619,695    6,748,582
   Clover Industries, Ltd...............................     19,668       39,644
  *Consolidated Infrastructure Group, Ltd...............     51,564       96,927
  *Corpgro, Ltd.........................................    579,166           --
   Datacentrix Holdings, Ltd............................    188,927       81,944
   DataTec, Ltd.........................................  2,915,906   15,202,511
   Delta EMD, Ltd.......................................    205,408      142,380
   Distell Group, Ltd...................................    341,476    4,230,083
  *Distribution & Warehousing Network, Ltd..............    250,120      183,948
   DRDGOLD, Ltd.........................................  5,632,557    4,605,838
  *DRDGOLD, Ltd. Sponsored ADR..........................      1,600       12,912
   ElementOne, Ltd......................................    391,810      388,856

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ---------- --------------
SOUTH AFRICA -- (Continued)
   Eqstra Holdings, Ltd...............................  2,065,171 $    1,514,330
  *Evraz Highveld Steel & Vanadium, Ltd...............    162,588        253,952
   Exxaro Resources, Ltd..............................     17,877        350,693
  *Gijima Group, Ltd..................................    396,488         11,889
   Gold Fields, Ltd...................................    549,461      6,407,106
  #Gold Fields, Ltd. Sponsored ADR.................... 11,861,860    137,834,813
   Grindrod, Ltd......................................  6,928,598     12,804,709
   Group Five, Ltd....................................  1,181,951      4,132,642
   Harmony Gold Mining Co., Ltd.......................  3,024,604     19,491,467
  #Harmony Gold Mining Co., Ltd. Sponsored ADR........  3,302,382     21,333,388
  *Hulamin, Ltd.......................................  1,390,917        607,067
   Iliad Africa, Ltd..................................    179,921        107,723
   Illovo Sugar, Ltd..................................    147,444        494,706
   Impala Platinum Holdings, Ltd......................  2,253,169     40,865,518
   Imperial Holdings, Ltd.............................    823,519     17,743,875
   Investec, Ltd......................................  3,920,264     28,373,260
  *JCI, Ltd........................................... 10,677,339             --
   JD Group, Ltd......................................  2,283,573     10,269,276
   Lewis Group, Ltd...................................  1,712,439     12,760,207
   Liberty Holdings, Ltd..............................  1,408,199     18,047,562
   Mediclinic International, Ltd......................  1,634,440     10,392,287
  *Merafe Resources, Ltd.............................. 21,718,286      2,061,281
   Metair Investments, Ltd............................  1,098,367      4,241,808
   MMI Holdings, Ltd.................................. 14,942,421     38,583,984
   Mondi, Ltd.........................................  1,835,367     21,611,353
   Mpact, Ltd.........................................  2,008,246      4,440,954
  *Murray & Roberts Holdings, Ltd.....................    844,580      2,378,718
   Mustek, Ltd........................................     84,890         52,740
  *Mvelaserve, Ltd....................................  1,059,863        891,850
   Nampak, Ltd........................................  2,216,253      7,835,524
   Nedbank Group, Ltd.................................  3,184,038     67,558,940
  *New Bond Capital, Ltd..............................  4,416,916         64,162
  #Northam Platinum, Ltd..............................  2,643,235     10,836,108
   Omnia Holdings, Ltd................................    552,893      8,922,866
   Palabora Mining Co., Ltd...........................    177,642      2,041,815
   Peregrine Holdings, Ltd............................  1,487,502      1,895,728
   Petmin, Ltd........................................  1,359,741        351,584
   PSG Group, Ltd.....................................    661,981      4,512,386
  *Randgold & Exploration Co., Ltd....................    255,138         59,857
   Raubex Group, Ltd..................................    968,931      1,990,883
  *Royal Bafokeng Platinum, Ltd.......................     65,683        429,149
   Sanlam, Ltd........................................ 27,868,405    141,561,994
 #*Sappi, Ltd.........................................  7,569,425     26,568,355
  *Sappi, Ltd. Sponsored ADR..........................    803,111      2,738,609
  *Sasol, Ltd.........................................     13,868        598,717
   Sasol, Ltd. Sponsored ADR..........................    707,889     30,602,041
  *Sentula Mining, Ltd................................  2,156,745        413,710
   Standard Bank Group, Ltd........................... 15,561,116    200,335,469
   Stefanutti Stocks Holdings, Ltd....................    421,758        481,466
  #Steinhoff International Holdings, Ltd.............. 20,744,069     62,952,173
  *Super Group, Ltd...................................  3,321,529      6,644,661
  *Telkom SA SOC, Ltd.................................  3,786,501      6,970,578
  *Times Media Group, Ltd.............................    464,117        722,138
   Tongaat-Hulett, Ltd................................    350,322      5,471,089
   Trencor, Ltd.......................................  1,054,354      8,194,849
   Value Group, Ltd...................................    976,777        589,635
   Village Main Reef, Ltd.............................  2,263,269        319,664
  *Wesizwe Platinum, Ltd..............................      9,762            595
   Zeder Investments, Ltd.............................  1,667,896        626,206
                                                                  --------------
TOTAL SOUTH AFRICA....................................             1,324,208,460
                                                                  --------------

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES     VALUE++
                                                           --------- -----------
SOUTH KOREA -- (13.9%)
  *Aekyung Petrochemical Co., Ltd.........................    21,007 $   986,827
  *AK Holdings, Inc.......................................    37,347     744,204
  *Amorepacific Group.....................................    16,968   6,418,912
 #*Asia Cement Co., Ltd...................................    36,168   2,151,461
  *Asia Paper Manufacturing Co., Ltd......................    31,370     492,805
 #*AUK Corp...............................................   633,480   1,064,966
   Bookook Securities Co., Ltd............................    28,655     438,935
 #*Boryung Pharmaceutical Co., Ltd........................    72,246   1,811,359
  *BS Financial Group, Inc................................ 1,606,361  21,237,177
  *BYC Co., Ltd...........................................       810     138,093
 #*Byucksan Corp..........................................   152,200     257,092
  *Capro Corp.............................................    61,480     618,862
  *Chin Hung International, Inc...........................    73,754      46,168
  *China Great Star International, Ltd....................   103,507     141,605
 #*China Ocean Resources Co., Ltd.........................   373,590     926,336
 #*Chong Kun Dang Pharmaceutical Corp.....................    49,780   1,940,398
  *Chosun Refractories Co., Ltd...........................     9,371     514,535
 #*CJ Corp................................................   238,449  27,320,876
  *CJ E&M Corp............................................   240,860   7,545,464
 #*CJ Korea Express Co., Ltd..............................    99,247  10,938,414
 #*Cosmochemical Co., Ltd.................................   157,200   1,113,240
 #*Dae Dong Industrial Co., Ltd...........................   143,580     770,573
 #*Dae Han Flour Mills Co., Ltd...........................    14,607   1,791,768
 #*Dae Won Kang Up Co., Ltd...............................   284,646   2,110,270
  *Dae Young Packaging Co., Ltd...........................   924,630     849,619
 #*Daechang Co., Ltd......................................   786,790   1,012,007
 #*Daeduck GDS Co., Ltd...................................   281,480   4,459,692
  #Daegu Department Store Co., Ltd........................   119,601   1,582,801
 #*Daehan Steel Co., Ltd..................................   149,990   1,143,431
  *Dae-Il Corp............................................    66,990     257,111
   Daekyo Co., Ltd........................................   521,770   3,243,964
  *Daelim Industrial Co., Ltd.............................   453,905  38,622,795
  *Daelim Trading Co., Ltd................................    16,354      60,410
  *Daesang Corp...........................................    61,592   1,562,731
 #*Daesang Holdings Co., Ltd..............................   141,446     927,060
  *Daesung Group Partners Co., Ltd........................     1,827      55,164
  *Daesung Holdings Co., Ltd..............................    41,070     287,958
  *Daesung Industrial Co., Ltd............................     3,225      44,587
 #*Daewoo Engineering & Construction Co., Ltd............. 1,079,210   8,972,706
   Daewoo Securities Co., Ltd............................. 2,739,222  30,058,418
 #*Daewoo Shipbuilding & Marine Engineering Co., Ltd......   842,932  23,077,891
  *Daewoong Co., Ltd......................................     4,488     102,196
  *Daewoong Pharmaceutical Co., Ltd.......................    13,297     599,874
  *Dahaam E-Tec Co., Ltd..................................     5,575      92,123
  #Daishin Securities Co., Ltd............................   642,315   6,311,243
  *Daou Data Corp.........................................   102,531     320,645
 #*Daou Technology, Inc...................................   353,388   5,441,219
  *Dasan Networks, Inc....................................    75,621     307,781
  *DGB Financial Group, Inc............................... 1,293,172  17,331,653
  *Dong Ah Tire & Rubber Co., Ltd.........................    81,994   1,136,843
 #*Dong Yang Gang Chul Co., Ltd...........................   291,430     531,291
 #*Dong-Ah Geological Engineering Co., Ltd................    31,540     308,418
  *Dongbang Agro Co., Ltd.................................    53,610     308,717
  *Dongbang Transport Logistics Co., Ltd..................   273,670     816,364
  *Dongbu CNI Co., Ltd....................................     9,800      58,061
 #*Dongbu Corp............................................    60,900     243,122
 #*Dongbu HiTek Co., Ltd..................................   377,094   2,268,392
   Dongbu Securities Co., Ltd.............................   351,526   1,249,127
 #*Dongbu Steel Co., Ltd..................................   380,744   1,300,546
  *Dong-Il Corp...........................................    19,098     761,383
 #*Dongil Industries Co., Ltd.............................    18,961     845,430

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- ------------
SOUTH KOREA -- (Continued)...............................
  *Dongkook Industrial Co., Ltd..........................    65,140 $    169,771
 #*Dongkuk Steel Mill Co., Ltd...........................   693,279    8,309,912
  *Dongkuk Structure & Construction Co., Ltd.............    41,885      119,895
 #*Dongsung Holdings Co., Ltd............................   187,280      942,759
 #*Dongwha Pharm Co., Ltd................................   260,080    1,440,095
 #*Dongwon F&B Co., Ltd..................................    19,603    1,490,030
  *Dongwon Systems Corp..................................    11,275      108,163
   Dongyang Mechatronics Corp............................    11,660      117,834
  #Doosan Corp...........................................   109,796   12,955,925
  *Doosan Engine Co., Ltd................................     8,990       66,826
 #*Doosan Engineering & Construction Co., Ltd............   473,930    1,459,586
  *Doosan Heavy Industries & Construction Co., Ltd.......    54,740    2,341,086
  #DRB Holding Co., Ltd..................................   124,305      700,375
  #DRB Industrial Co., Ltd...............................   117,204      813,913
  *Easy Bio, Inc.........................................    78,292      225,718
  *Eugene Corp...........................................    67,967      192,112
  *Eugene Investment & Securities Co., Ltd...............   763,229    1,811,577
 #*Fursys, Inc...........................................    31,943      770,793
  #Gaon Cable Co., Ltd...................................    11,487      227,896
  *Global & Yuasa Battery Co., Ltd.......................    42,270    1,714,785
 #*Green Cross Holdings Corp.............................    61,960      805,357
 #*GS Engineering & Construction Corp....................   413,307   21,138,101
 #*GS Holdings Corp......................................   736,970   48,068,532
   Gwangju Shinsegae Co., Ltd............................     5,985    1,381,254
 #*Halla Engineering & Construction Corp.................   250,271    1,880,486
 #*Han Kuk Carbon Co., Ltd...............................   260,950    1,785,499
   Hana Financial Group, Inc............................. 3,300,484  118,184,006
  *Handok Pharmaceuticals Co., Ltd.......................    22,260      417,900
 #*Handsome Co., Ltd.....................................   214,790    4,999,198
  *Hanil Cement Co., Ltd.................................    52,145    2,364,094
  *Hanil E-Wha Co., Ltd..................................    52,620      402,088
 #*Hanjin Heavy Industries & Construction Co., Ltd.......   518,752    4,670,116
 #*Hanjin Heavy Industries & Construction Holdings Co.,
  Ltd....................................................   181,040    1,033,378
 #*Hanjin Shipping Co., Ltd.............................. 1,344,240   14,447,033
  *Hanjin Shipping Holdings Co., Ltd.....................   160,054      831,963
 #*Hanjin Transportation Co., Ltd........................   127,710    2,521,789
  *Hankuk Glass Industries, Inc..........................    29,050      532,818
 #*Hankuk Paper Manufacturing Co., Ltd...................    32,320      719,832
  *Hanmi Science Co., Ltd................................    49,686      348,991
   Hanmi Semiconductor Co., Ltd..........................   157,920    1,196,599
  *Hansol Chemical Co., Ltd..............................     8,637      177,761
  *Hansol HomeDeco Co., Ltd..............................    87,020       98,882
  *Hansol Paper Co., Ltd.................................   590,094    5,582,435
 #*Hansol Technics Co., Ltd..............................    24,549      334,946
 #*Hanwha Chemical Corp.................................. 1,436,095   25,399,350
  *Hanwha Corp...........................................   594,563   18,253,292
  *Hanwha General Insurance Co., Ltd.....................    88,563      487,906
  #Hanwha Investment & Securities Co., Ltd...............   935,001    3,588,079
   Hanwha Life Insurance Co., Ltd........................ 1,282,875    8,735,822
  *Hanwha Timeworld Co., Ltd.............................    12,290      268,005
   Hanyang Securities Co., Ltd...........................    90,530      542,805
 #*Heung-A Shipping Co., Ltd.............................   498,400      578,871
 #*Hite Jinro Holdings Co., Ltd..........................    99,311    1,477,502
   HMC Investment Securities Co., Ltd....................   259,785    3,197,480
 #*HS R&A Co., Ltd.......................................    37,336      371,661
 #*Husteel Co., Ltd......................................    54,010    1,190,565
  *Hwacheon Machine Tool Co., Ltd........................    14,227      627,121
  *Hwashin Co., Ltd......................................     2,850       28,264
  *Hyosung Corp..........................................   370,458   21,713,080
 #*Hyundai BNG Steel Co., Ltd............................   142,590    1,305,871
 #*Hyundai Development Co................................   904,704   19,398,560

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- ------------
SOUTH KOREA -- (Continued)
  *Hyundai Heavy Industries Co., Ltd.....................    52,202 $ 10,307,528
  *Hyundai Hy Communications & Networks Co., Ltd.........   192,510      915,202
 #*Hyundai Mipo Dockyard Co., Ltd........................    81,875    8,802,714
   Hyundai Motor Co., Ltd................................   175,890   33,122,115
   Hyundai Securities Co., Ltd........................... 1,973,978   16,077,549
 #*Hyundai Steel Co...................................... 1,031,183   78,539,617
  *Hyunjin Materials Co., Ltd............................    17,915      112,266
 #*Il Dong Pharmaceutical Co., Ltd.......................   133,130    1,441,239
 #*Iljin Electric Co., Ltd...............................   315,890    1,200,942
  *Iljin Holdings Co., Ltd...............................     3,799        6,089
  *Iljin Materials Co., Ltd..............................    14,320      105,255
 #*Ilshin Spinning Co., Ltd..............................    15,822    1,180,269
 #*Ilsung Pharmaceutical Co., Ltd........................     9,407      642,310
  *Industrial Bank of Korea, Ltd......................... 2,572,180   29,063,330
  *INTOPS Co., Ltd.......................................    17,631      430,289
  *Inzi Controls Co., Ltd................................    53,890      315,907
  *INZI Display Co., Ltd.................................   233,557      677,668
 #*IS Dongseo Co., Ltd...................................   104,265    1,005,231
 #*ISU Chemical Co., Ltd.................................   164,530    2,841,552
 #*IsuPetasys Co., Ltd...................................   214,471      871,698
 #*Jeil Pharmaceutical Co................................    73,180      920,622
   Jeonbuk Bank, Ltd.....................................   707,883    3,019,408
 #*JW Pharmaceutical Corp................................   129,319    1,614,799
  *KB Financial Group, Inc............................... 2,902,753  103,334,934
  *KB Financial Group, Inc. ADR.......................... 3,182,416  112,402,933
 #*KC Tech Co., Ltd......................................   313,802    1,118,282
   KCC Corp..............................................    64,340   17,191,809
 #*Keangnam Enterprises, Ltd.............................   144,590      856,136
 #*KEC Corp..............................................   545,330      227,422
 #*Keyang Electric Machinery Co., Ltd....................   393,920      862,679
 #*KG Chemical Corp......................................    47,243      488,197
 #*KISCO Corp............................................    56,021    1,388,904
 #*KISCO Holdings Co., Ltd...............................    11,673      368,501
  #Kishin Corp...........................................   113,945      689,695
 #*KISWIRE, Ltd..........................................    69,836    1,850,347
 #*Kolon Corp............................................    94,415    1,517,881
 #*Kolon Global Corp.....................................   324,140    1,222,649
 #*Kolon Industries, Inc.................................   172,010    9,735,242
  *Korea Airport Service Co., Ltd........................    16,100      410,252
   Korea Cast Iron Pipe Industries Co., Ltd..............     7,358       24,304
  #Korea Electric Terminal Co., Ltd......................    89,230    2,273,881
  *Korea Exchange Bank................................... 4,108,346   28,596,197
 #*Korea Flange Co., Ltd.................................    58,560      632,083
  *Korea Investment Holdings Co., Ltd....................   541,536   21,034,343
 #*Korea Petrochemical Industrial Co., Ltd...............    41,291    2,025,562
  *Korea Reinsurance Co., Ltd............................    51,130      537,157
  *Korea United Pharm, Inc...............................    85,390      902,293
   KPX Chemical Co., Ltd.................................    12,667      528,073
  *KTB Investment & Securities Co., Ltd.................. 1,066,210    2,632,569
 #*Kukdo Chemical Co., Ltd...............................    50,038    1,866,718
 #*Kumho Electric Co., Ltd...............................    52,624    1,734,336
 #*Kunsul Chemical Industrial Co., Ltd...................    26,430      523,832
 #*Kwang Dong Pharmaceutical Co., Ltd....................   478,800    3,069,725
 #*Kyeryong Construction Industrial Co., Ltd.............    58,970      515,862
   Kyobo Securities Co., Ltd.............................   272,242    1,249,690
  *Kyung Dong Navien Co., Ltd............................    28,070      308,009
  *Kyungbang Co., Ltd....................................     9,187      729,256
 #*Kyung-In Synthetic Corp...............................   184,400      497,820
  *LG Corp...............................................   884,331   52,096,327
 #*LG Display Co., Ltd................................... 1,309,420   35,162,439
 #*LG Display Co., Ltd. ADR.............................. 3,996,524   53,393,561

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- ------------
SOUTH KOREA -- (Continued)
  #LG Electronics, Inc................................... 1,750,233 $115,885,820
   LG Hausys, Ltd........................................    85,498    5,834,693
 #*LG Innotek Co., Ltd...................................     6,705      470,858
  *LG Uplus Corp......................................... 3,789,011   28,328,714
 #*Livart Furniture Co., Ltd.............................    23,870      133,751
  *Lotte Chilsung Beverage Co., Ltd......................     9,880   13,178,777
 #*Lotte Confectionary Co., Ltd..........................     9,339   14,776,633
  *Lotte Samkang Co., Ltd................................     4,691    2,943,239
 #*Lotte Shopping Co., Ltd...............................   151,066   51,692,286
  *Meritz Finance Group, Inc.............................    16,600       68,427
   Meritz Securities Co., Ltd............................ 2,576,974    3,160,301
  *Mi Chang Oil Industrial Co., Ltd......................     3,725      185,399
   Mirae Asset Securities Co., Ltd.......................   386,139   13,390,627
 #*Moorim P&P Co., Ltd...................................   422,608    1,352,527
 #*Moorim Paper Co., Ltd.................................   264,210      560,436
 #*Motonic Corp..........................................   130,400    1,354,004
  *Namyang Dairy Products Co., Ltd.......................     4,383    3,867,597
  *National Plastic Co...................................   174,380      396,462
  *Neo Holdings Co., Ltd.................................   109,796           --
  *Neowiz Corp...........................................    60,312      805,592
  *Nexen Corp............................................    13,370      956,815
   NH Investment & Securities Co., Ltd...................   441,874    2,081,091
  *NICE Holdings Co., Ltd................................       710       43,218
  *NK Co., Ltd...........................................   196,310      514,806
 #*Nong Shim Holdings Co., Ltd...........................    24,347    1,445,875
  #NongShim Co., Ltd.....................................    45,202   11,571,836
 #*Osung LST Co., Ltd....................................   222,951      768,869
  *Ottogi Corp...........................................    12,769    2,786,056
  *Pacific Pharmaceutical Co., Ltd.......................       390        9,645
  *Paik Kwang Industrial Co., Ltd........................    13,194       46,875
 #*PaperCorea, Inc.......................................   404,380      315,839
 #*Poongsan Corp.........................................   298,230    7,903,398
  *Poongsan Holdings Corp................................    49,138    1,076,450
   POSCO.................................................   673,915  220,304,434
  #POSCO ADR............................................. 1,618,522  131,844,802
 #*POSCO Coated & Color Steel Co., Ltd...................    23,830      328,331
  *PSK, Inc..............................................    20,333       87,448
  *Pulmuone Co., Ltd.....................................     7,118      357,571
  *Pusan City Gas Co., Ltd...............................    81,630    1,596,778
  *Pyeong Hwa Automotive Co., Ltd........................    11,104      150,998
 #*S&T Dynamics Co., Ltd.................................   378,484    4,097,010
  *S&T Holdings Co., Ltd.................................    87,883      798,125
 #*S&T Motiv Co., Ltd....................................   123,630    2,639,171
  *Saeron Automotive Corp................................     1,995        9,946
  *Sajo Industries Co., Ltd..............................     2,598      129,380
  *Sajodaerim Corp.......................................     4,790       59,092
 #*Sam Jin Pharmaceutical Co., Ltd.......................    63,012      616,421
  *Sam Lip General Foods Co., Ltd........................    16,390      355,785
 #*Sam Young Electronics Co., Ltd........................   157,250    1,217,368
  *Sam Yung Trading Co., Ltd.............................    53,634      610,966
  *Sambu Construction Co., Ltd...........................    11,000       54,239
  *Samhwa Paints Industrial Co., Ltd.....................     2,030        8,022
 #*Samick Musical Instruments Co., Ltd................... 1,117,290    1,380,938
  *SamkwangGlass Co., Ltd................................     3,892      249,167
   Samsung C&T Corp...................................... 1,004,283   58,492,269
   Samsung Life Insurance Co., Ltd.......................       895       86,311
  #Samsung SDI Co., Ltd..................................   500,681   65,526,099
  *Samwhan Corp..........................................    11,078       32,459
  *Samyang Genex Co., Ltd................................    17,763    1,007,641
  *Samyang Holdings Corp.................................    83,652    5,207,635
  *Samyang Tongsang Co., Ltd.............................     8,060      155,141

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- ------------
SOUTH KOREA -- (Continued)
  *Samyoung Chemical Co., Ltd............................   111,430 $    331,019
  *SAVEZONE I&C Corp.....................................    27,710       78,003
  *SBS Media Holdings Co., Ltd...........................   227,140    1,209,627
 #*Seah Besteel Corp.....................................   140,684    3,829,612
  *SeAH Holdings Corp....................................    13,089    1,044,169
 #*SeAH Steel Corp.......................................    35,474    3,002,464
  *Sebang Co., Ltd.......................................   134,640    2,139,806
  *Sejong Industrial Co., Ltd............................    87,310      894,502
  *Sempio Foods Co.......................................     1,480       40,356
 #*Seohee Construction Co., Ltd.......................... 1,155,803      990,302
  *Seong An Co., Ltd.....................................    86,190       70,909
 #*Seowon Co., Ltd.......................................   156,260      468,770
  *Sewon Cellontech Co., Ltd.............................   109,670      355,547
 #*SG Corp............................................... 1,945,560    2,510,220
  *Shinhan Financial Group Co., Ltd...................... 5,415,719  203,472,804
 #*Shinhan Financial Group Co., Ltd. ADR................. 1,630,308   61,120,247
  *Shinpoong Pharmaceutical Co., Ltd.....................   180,637      830,336
   Shinsegae Co., Ltd....................................    38,107    7,699,554
   Shinsegae Information & Communication Co., Ltd........     3,778      184,797
 #*Shinsung Solar Energy Co., Ltd........................   765,627    1,117,609
  #Shinsung Tongsang Co., Ltd............................ 1,106,860      951,809
   Shinyoung Securities Co., Ltd.........................    35,820    1,113,612
  #Silla Co., Ltd........................................    66,973    1,372,344
   Sindoh Co., Ltd.......................................    43,098    2,472,780
  *SJM Co., Ltd..........................................    51,214      374,893
  *SJM Holdings Co., Ltd.................................     1,651        6,316
  *SK Broadband Co., Ltd.................................   109,129      490,538
 #*SK Chemicals Co., Ltd.................................    38,050    2,090,555
   SK Gas Co., Ltd.......................................    46,183    3,396,814
  *SK Holdings Co., Ltd..................................   454,913   71,893,013
 #*SK Innovation Co., Ltd................................   615,251   96,956,425
  *SK Networks Co., Ltd.................................. 1,878,746   13,886,355
  #SK Securities Co., Ltd................................ 3,836,680    3,822,540
  *SL Corp...............................................    53,210      610,993
  *Songwon Industrial Co., Ltd...........................   113,350    1,103,546
 #*Ssangyong Cement Industrial Co., Ltd..................   282,646    1,785,897
 #*STX Corp..............................................   518,863    3,836,161
 #*STX Engine Co., Ltd...................................   357,240    2,626,179
 #*STX Offshore & Shipbuilding Co., Ltd..................   832,230    5,329,280
 #*STX Pan Ocean Co., Ltd................................ 1,551,280    8,088,240
 #*Suheung Capsule Co., Ltd..............................    74,590    1,486,520
  *Sun Kwang Co., Ltd....................................     2,671       57,650
  *Sung Bo Chemicals Co., Ltd............................       210        4,920
  *Sungchang Enterprise Holdings, Ltd....................     5,830       90,453
  *Sungshin Cement Co., Ltd..............................    67,450      399,160
  *Sunjin Co., Ltd.......................................    14,969      197,908
 #*Tae Kyung Industrial Co., Ltd.........................   116,020      385,326
  *TaeKwang Industrial Co., Ltd..........................     4,239    3,768,408
 #*Taewoong Co., Ltd.....................................    61,654    1,093,079
 #*Taeyoung Engineering & Construction Co., Ltd..........   561,870    2,865,749
  *Taihan Electric Wire Co., Ltd.........................        --            1
 #*Tailim Packaging Industries Co., Ltd..................   374,220      718,390
  *TCC Steel.............................................    48,311      187,741
  *Telcoware Co., Ltd....................................     2,187       20,039
  *TK Chemical Corp......................................    57,496       99,537
  *Tong Kook Corp........................................       607          871
 #*Tong Yang Moolsan Co., Ltd............................    72,180      755,957
  #Tong Yang Securities, Inc.............................   918,859    3,416,153
  *Tongyang Life Insurance...............................    41,810      454,954
  *Top Engineering Co., Ltd..............................     2,116        9,912
 #*TS Corp...............................................    65,206    1,627,193

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ---------- --------------
SOUTH KOREA -- (Continued)
 #*Unid Co., Ltd......................................     45,601 $    1,547,920
  *Union Steel........................................     38,477        439,639
  *Whanin Pharmaceutical Co., Ltd.....................     80,150        838,978
  *Will-Bes & Co., Ltd. (The).........................    709,910      1,191,721
   Wiscom Co., Ltd....................................     32,980        129,488
 #*Woongjin Chemical Co., Inc.........................  1,040,980        935,963
 #*Woongjin Energy Co., Ltd...........................    652,980      1,492,602
 #*Woongjin Holdings Co., Ltd.........................    319,314        672,229
  *Woongjin Thinkbig Co., Ltd.........................     99,650        718,160
  *Woori Finance Holdings Co., Ltd....................  5,158,647     60,653,856
 #*Woori Finance Holdings Co., Ltd. ADR...............      8,505        300,822
  *Woori Financial Co., Ltd...........................    111,141      1,792,261
  *Woori Investment & Securities Co., Ltd.............  2,389,383     27,095,185
  *WooSung Feed Co., Ltd..............................     42,930        163,075
  *YESCO Co., Ltd.....................................     30,260        830,725
 #*Yoosung Enterprise Co., Ltd........................     36,225        102,085
  *YooSung T&S Co., Ltd...............................     52,492        124,401
 #*Youlchon Chemical Co., Ltd.........................    159,290      1,212,565
  *Young Poong Corp...................................      4,715      4,205,644
  *Young Poong Mining & Construction Corp.............     18,030            911
  *Young Poong Precision Corp.........................     24,666        243,581
  *Youngone Holdings Co., Ltd.........................     33,338      2,057,130
   Yuhwa Securities Co., Ltd..........................     28,680        333,132
  *Zinus, Inc.........................................      1,866          6,426
                                                                  --------------
TOTAL SOUTH KOREA.....................................             2,705,990,781
                                                                  --------------
TAIWAN -- (12.4%)
 #*A.G.V. Products Corp...............................  7,871,701      2,708,600
   Ability Enterprise Co., Ltd........................  1,409,000      1,324,446
   AcBel Polytech, Inc................................  6,475,219      4,972,676
   Accton Technology Corp.............................  8,758,156      4,746,626
 #*Acer, Inc.......................................... 41,614,364     36,808,957
  #ACHEM Technology Corp..............................  2,670,984      1,290,358
 #*Action Electronics Co., Ltd........................  3,562,084        868,969
  *A-DATA Technology Co., Ltd.........................  1,306,000      1,583,042
  #Allis Electric Co., Ltd............................  1,471,000        433,546
  #Alpha Networks, Inc................................  5,131,237      3,392,705
   Altek Corp.........................................  6,185,808      3,418,333
   Ambassador Hotel (The).............................    274,000        282,516
  #Ampoc Far-East Co., Ltd............................  1,772,000      1,541,086
  #AmTRAN Technology Co., Ltd......................... 10,322,956      7,410,689
  *Anpec Electronics Corp.............................    135,000         83,206
   APCB, Inc..........................................  2,496,000      1,603,460
  #Apex Science & Engineering Corp....................    690,713        232,983
  *Ardentec Corp......................................    484,000        319,932
   Arima Communications Corp..........................    348,566        172,196
  *Arima Optoelectronics Corp.........................    286,500         47,934
  #Asia Cement Corp................................... 25,134,362     31,994,118
 #*Asia Optical Co., Inc..............................  4,243,290      4,372,240
   Asia Polymer Corp..................................  3,583,478      3,251,872
   Asia Vital Components Co., Ltd.....................  4,522,984      2,525,170
 #*AU Optronics Corp.................................. 42,013,812     17,090,482
 #*AU Optronics Corp. Sponsored ADR...................  9,292,137     36,982,705
   Audix Corp.........................................  1,726,164      1,556,363
  #Aurora Systems Corp................................    572,281        559,536
   Avermedia Technologies, Inc........................  2,394,000      1,200,772
   Avision, Inc.......................................  2,782,555        810,473
  *AVY Precision Technology, Inc......................     16,000         27,969
 #*Bank of Kaohsiung..................................  6,472,397      2,048,921
   Basso Industry Corp., Ltd..........................    897,000        574,184
  #BES Engineering Corp............................... 23,952,443      6,586,933

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES      VALUE++
                                                         ----------- -----------
TAIWAN -- (Continued)
   Biostar Microtech International Corp.................   2,495,055 $   955,668
   Bright Led Electronics Corp..........................   1,213,000     633,383
   C Sun Manufacturing, Ltd.............................   2,493,837   1,690,834
 #*Cameo Communications, Inc............................   3,030,197     765,094
   Capital Securities Corp..............................  20,399,447   7,955,732
 #*Carnival Industrial Corp.............................   5,594,000   1,781,150
   Cathay Chemical Works, Inc...........................     959,000     412,698
   Cathay Real Estate Development Co., Ltd..............  14,314,421   7,109,069
  *Celxpert Energy Corp.................................     117,000      76,363
  *Central Reinsurance Co., Ltd.........................   2,477,781   1,158,236
  #ChainQui Construction Development Co., Ltd...........   1,547,173   1,016,446
  #Champion Building Materials Co., Ltd.................   5,563,828   2,065,222
   Chang Hwa Commercial Bank............................  76,818,525  42,438,234
  *Chang-Ho Fibre Corp..................................     156,000      61,278
   Charoen Pokphand Enterprises Co., Ltd................   3,296,000   1,687,493
   Cheng Loong Corp.....................................  13,494,659   5,577,349
  #Cheng Uei Precision Industry Co., Ltd................   3,202,635   6,036,013
  *Chia Chang Co., Ltd..................................     538,000     755,039
   Chia Hsin Cement Corp................................   7,482,191   3,522,425
  #Chien Kuo Construction Co., Ltd......................   4,910,247   2,361,527
  *Chien Shing Stainless Steel Co., Ltd.................   1,525,000     251,390
  #Chilisin Electronics Corp............................     754,300     444,685
  *China Airlines, Ltd..................................  40,253,786  17,674,667
   China Chemical & Pharmaceutical Co., Ltd.............   4,203,264   2,855,687
  *China Development Financial Holding Corp............. 182,628,960  50,509,724
   China Electric Manufacturing Corp....................   3,442,200   2,101,374
  *China General Plastics Corp..........................   6,721,000   3,565,478
   China Glaze Co., Ltd.................................   2,248,363   1,142,917
  *China ManMade Fibers Corp............................  18,686,813   6,819,137
   China Metal Products Co., Ltd........................   3,833,689   3,780,886
  #China Motor Corp.....................................  11,432,749  10,426,719
   China Petrochemical Development Corp.................  27,198,397  16,740,548
  *China Rebar Co., Ltd.................................     439,188          --
  #China Steel Structure Co., Ltd.......................   1,580,219   1,702,706
  #China Synthetic Rubber Corp..........................   7,333,711   7,977,889
  *China United Trust & Investment Corp.................     493,999          --
 #*China Wire & Cable Co., Ltd..........................   2,900,000   1,071,465
   Chinatrust Financial Holdings Co., Ltd...............  80,013,464  45,855,899
   Chinese Maritime Transport, Ltd......................   1,362,000   1,772,656
   Chin-Poon Industrial Co., Ltd........................   6,162,815   6,495,176
  *Chun Yu Works & Co., Ltd.............................   2,927,000   1,180,089
   Chun Yuan Steel Industrial Co., Ltd..................   6,454,287   2,536,332
  *Chung Hung Steel Corp................................  12,434,046   4,279,370
  *Chung Hwa Pulp Corp..................................   6,416,011   2,239,943
  *Chung Shing Textile Co., Ltd.........................         600          10
   Chung-Hsin Electric & Machinery Manufacturing Corp...   6,609,000   3,581,919
  *Chunghwa Picture Tubes, Ltd..........................  55,899,412   1,633,634
 #*Chyang Sheng Dyeing & Finishing Co., Ltd.............     328,000     131,778
 #*CMC Magnetics Corp...................................  47,154,830   7,385,228
  *CoAsia Microelectronics Corp.........................     910,000     734,335
  #Collins Co., Ltd.....................................   2,443,224     947,701
  #Compal Electronics, Inc..............................  62,883,332  45,732,510
   Compeq Manufacturing Co., Ltd........................  17,954,000   6,910,716
  *Compex International Co., Ltd........................      46,400         314
  *Concord Securities Corp..............................     839,000     204,790
  #Continental Holdings Corp............................   7,293,848   2,815,568
  *Coretronic Corp......................................   4,066,000   3,151,183
  *Cosmos Bank Taiwan...................................   2,369,756     867,695
  #Coxon Precise Industrial Co., Ltd....................   2,038,000   4,325,424
   Creative Sensor, Inc.................................      40,000      20,400
  *Crystalwise Technology, Inc..........................     111,000      97,289

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- ------------
TAIWAN -- (Continued)..................................
   CSBC Corp. Taiwan...................................   5,228,654 $  3,198,116
   Da Cin Construction Co., Ltd........................   2,614,579    1,819,377
  #Darfon Electronics Corp.............................   5,383,950    3,406,970
  #Delpha Construction Co., Ltd........................   3,777,016    1,189,858
   Depo Auto Parts Industrial Co., Ltd.................     375,000      882,550
  *Der Pao Construction Co., Ltd.......................   1,139,000           --
   DFI, Inc............................................     302,280      280,043
  #D-Link Corp.........................................  10,510,939    6,548,661
   Dynamic Electronics Co., Ltd........................   3,936,324    1,248,428
   E Ink Holdings, Inc.................................   6,148,000    4,532,542
  #E.Sun Financial Holding Co., Ltd....................  62,577,285   35,844,503
  *Eastern Media International Corp....................  13,978,399    1,991,454
   Eclat Textile Co., Ltd..............................          --           --
  *Edimax Technology Co., Ltd..........................   2,313,000    1,031,973
  *Edison Opto Corp....................................     379,000      483,391
   Edom Technology Co., Ltd............................     943,800      350,482
   Elite Material Co., Ltd.............................   2,495,905    2,496,250
   Elite Semiconductor Memory Technology, Inc..........   2,863,000    2,169,092
  #Elitegroup Computer Systems Co., Ltd................  11,584,066    3,612,999
   EnTie Commercial Bank...............................   2,271,232    1,386,171
  *Episil Technologies, Inc............................   1,309,000      380,718
  #Epistar Corp........................................  12,393,000   23,572,520
   Eternal Chemical Co., Ltd...........................   1,029,000      882,557
  *E-Ton Solar Tech Co., Ltd...........................   1,647,000      779,681
  *Etron Technology Inc................................   1,563,000      457,107
  *Eva Airways Corp....................................  13,358,738    8,560,233
  *Ever Fortune Industrial Co., Ltd....................     409,000        4,571
  *Everest Textile Co., Ltd............................   4,173,002    1,005,474
   Evergreen International Storage & Transport Corp....   9,117,000    6,027,761
  *Evergreen Marine Corp., Ltd.........................  26,948,998   16,948,691
   Everlight Chemical Industrial Corp..................   2,238,100    1,569,005
   Everlight Electronics Co., Ltd......................   2,417,000    3,392,043
 #*Everspring Industry Co., Ltd........................   1,767,180    1,201,156
   Excel Cell Electronics Co., Ltd.....................      32,000       11,831
   Excelsior Medical Co., Ltd..........................   1,410,200    2,670,898
   Far Eastern Department Stores Co., Ltd..............   4,363,362    4,329,645
   Far Eastern International Bank......................  25,287,873   10,248,908
  *Farglory F T Z Investment Holding Co., Ltd..........     292,000      209,150
   Farglory Land Development Co., Ltd..................     293,000      539,797
   Federal Corp........................................   6,646,367    4,852,037
  *First Copper Technology Co., Ltd....................   3,667,750    1,251,837
   First Financial Holding Co., Ltd.................... 114,221,437   69,654,607
   First Hotel.........................................   1,124,612      747,416
  #First Insurance Co., Ltd............................   3,500,064    1,901,453
   First Steamship Co., Ltd............................   3,010,173    2,419,006
   Forhouse Corp.......................................   7,079,635    3,601,227
   Formosa Advanced Technologies Co., Ltd..............     999,000      562,232
 #*Formosa Epitaxy, Inc................................   8,372,000    6,078,065
  #Formosa Oilseed Processing Co., Ltd.................   1,111,977      484,850
  #Formosa Taffeta Co., Ltd............................  10,585,511   10,218,557
   Formosan Rubber Group, Inc..........................   7,703,000    5,563,366
  #Formosan Union Chemical Corp........................   2,503,034    1,337,102
   Fortune Electric Co., Ltd...........................     436,000      175,906
   Founding Construction & Development Co., Ltd........   2,630,780    1,866,937
  *Froch Enterprise Co., Ltd...........................   1,898,000      682,454
   FSP Technology, Inc.................................   1,797,283    1,608,622
   Fu I Industrial Co., Ltd............................       7,799       14,286
   Fubon Financial Holding Co., Ltd....................  80,681,471  103,119,427
   Fullerton Technology Co., Ltd.......................   1,753,200    1,488,534
  *Fulltech Fiber Glass Corp...........................   2,682,000    1,229,438
  #Fwusow Industry Co., Ltd............................   2,728,427    1,407,340

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES     VALUE++
                                                          ---------- -----------
TAIWAN -- (Continued)
  #G Shank Enterprise Co., Ltd...........................  2,582,880 $ 1,572,545
  #Gemtek Technology Corp................................  5,752,962   7,696,923
  *Genesis Photonics, Inc................................    971,000     760,537
  #Getac Technology Corp................................. 10,026,065   5,183,377
 #*Giantplus Technology Co., Ltd.........................  4,264,100   1,215,767
  *Giga Solution Tech Co., Ltd...........................    265,000     155,245
   Gigabyte Technology Co., Ltd..........................  9,308,287   8,011,031
  #Gigastorage Corp......................................  5,486,600   3,823,978
 #*Gintech Energy Corp...................................  6,544,942   6,413,081
  #Global Brands Manufacture, Ltd........................  4,692,951   1,598,699
  *Global Lighting Technologies, Inc.....................    164,000     210,869
   Globe Union Industrial Corp...........................  3,237,000   1,663,109
  *Gloria Material Technology Corp.......................  1,582,000   1,290,652
 #*Gold Circuit Electronics, Ltd.........................  8,271,965   1,645,004
   Goldsun Development & Construction Co., Ltd........... 22,243,261   8,634,193
   Good Will Instrument Co., Ltd.........................    444,172     262,680
   Grand Pacific Petrochemical Corp...................... 16,312,000   8,434,039
   Great China Metal Industry Co., Ltd...................  1,109,000   1,276,167
   Great Wall Enterprise Co., Ltd........................  3,198,767   2,925,359
 #*Green Energy Technology, Inc..........................  5,831,880   5,106,724
 #*GTM Corp..............................................  2,449,000   1,267,237
  #Hannstar Board Corp...................................  4,822,635   2,142,822
  *HannStar Display Corp................................. 44,505,000   5,056,385
  #Harvatek Corp.........................................  3,301,459   1,444,843
  *Helix Technology, Inc.................................     29,585          --
   Hey Song Corp.........................................  4,315,000   5,613,774
   Hiti Digital, Inc.....................................    266,000     118,089
   Hitron Technologies, Inc..............................  3,092,525   1,661,399
 #*Ho Tung Holding Corp.................................. 11,404,669   5,350,593
  #Hocheng Corp..........................................  4,236,300   1,304,989
   Hold-Key Electric Wire & Cable Co., Ltd...............  1,420,124     539,284
   Holy Stone Enterprise Co., Ltd........................  3,608,643   3,129,824
   Hong Tai Electric Industrial Co., Ltd.................  3,826,000   1,309,640
   Hong Yi Fiber Industry Co., Ltd.......................     84,040      27,493
  *Horizon Securities Co., Ltd...........................  2,136,000     630,439
   Hsin Kuang Steel Co., Ltd.............................  4,310,124   3,223,468
   Hsing Ta Cement Co., Ltd..............................  2,071,980     733,593
  *Hua Eng Wire & Cable Co., Ltd.........................  7,399,035   2,768,661
   Hua Nan Financial Holding Co., Ltd.................... 41,381,267  23,899,442
  *Hualon Corp...........................................    257,040       9,402
  #Hung Ching Development & Construction Co., Ltd........  1,906,468     833,056
   Hung Poo Real Estate Development Corp.................  3,207,655   3,290,261
   Hung Sheng Construction Co., Ltd......................  8,769,892   5,675,672
  *Hwa Fong Rubber Co., Ltd..............................  3,194,960     660,399
 #*Ichia Technologies, Inc...............................  6,402,260   3,147,791
 #*I-Chiun Precision Industry Co., Ltd...................  3,677,000   2,356,380
  *Infortrend Technology, Inc............................    294,000     181,667
 #*Innolux Corp.......................................... 92,219,745  48,020,560
 #*Inotera Memories, Inc................................. 33,144,728   5,576,964
   Inventec Corp......................................... 34,394,277  13,768,033
  *ITE Technology, Inc...................................  2,962,000   2,395,392
  *J Touch Corp..........................................  1,231,000     993,523
  *Janfusun Fancyworld Corp..............................    974,000     175,518
  *Jess-Link Products Co., Ltd...........................    551,000     469,152
  *Jih Sun Financial Holdings Co., Ltd...................    567,000     173,588
   Jui Li Enterprise Co., Ltd............................    102,760      26,925
 #*K Laser Technology, Inc...............................  1,056,601     458,411
  #Kang Na Hsiung Enterprise Co., Ltd....................  1,655,078     743,349
  *Kao Hsing Chang Iron & Steel Corp.....................  1,589,000     375,587
  #Kaulin Manufacturing Co., Ltd.........................  2,914,656   1,781,096
  *Kenmec Mechanical Engineering Co., Ltd................    611,000     223,515

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- ------------
TAIWAN -- (Continued)
   Kerry TJ Logistics Co., Ltd.........................     559,000 $    884,688
  #King Yuan Electronics Co., Ltd......................  20,624,805   12,242,573
   Kingdom Construction Co., Ltd.......................   6,307,000    5,184,252
  *King's Town Bank....................................  11,813,012   10,292,176
   King's Town Construction Co., Ltd...................      79,410       81,883
  #Kinpo Electronics, Inc..............................  16,936,375    3,811,117
   KS Terminals, Inc...................................     987,880      729,683
  *Kung Sing Engineering Corp..........................     555,000      206,751
  *Kuo Toong International Co., Ltd....................     988,000      656,009
   Kuoyang Construction Co., Ltd.......................   7,893,029    4,417,860
 #*Kwong Fong Industries Corp..........................   5,261,900    3,070,002
  *KYE Systems Corp....................................   4,202,000    1,274,231
   L&K Engineering Co., Ltd............................   2,019,000    1,909,608
  #Lan Fa Textile Co., Ltd.............................   3,158,713      923,574
   Leader Electronics, Inc.............................   1,314,056      868,842
   Lealea Enterprise Co., Ltd..........................  11,542,118    4,365,932
   Ledtech Electronics Corp............................     390,000      151,492
  #Lee Chi Enterprises Co., Ltd........................   3,466,900    1,403,925
  #Lelon Electronics Corp..............................   1,390,200      593,559
 #*Leofoo Development Co., Ltd.........................   4,581,774    2,461,841
  *Les Enphants Co., Ltd...............................      30,000       24,315
  *Lextar Electronics Corp.............................     987,000      872,536
  *Li Peng Enterprise Co., Ltd.........................   7,709,823    2,759,629
  #Lien Hwa Industrial Corp............................   8,501,990    5,654,831
   Lingsen Precision Industries, Ltd...................   6,224,480    3,231,803
   LITE-ON IT Corp.....................................   6,241,174    6,062,495
   Lite-On Semiconductor Corp..........................   5,091,190    2,578,638
   Lite-On Technology Corp.............................  31,552,495   45,477,971
  *Long Chen Paper Co., Ltd............................   6,893,369    1,888,567
  *Longwell Co.........................................     246,000      225,612
   Lotes Co., Ltd......................................     818,000    2,399,407
  *Lucky Cement Corp...................................   3,099,000      709,059
  #Macronix International Co., Ltd.....................  66,810,913   19,217,038
  #Marketech International Corp........................   2,133,000    1,315,128
   Masterlink Securities Corp..........................  16,025,000    5,240,822
  #Maxtek Technology Co., Ltd..........................     262,000      165,213
 #*Mayer Steel Pipe Corp...............................   2,472,456    1,035,267
   Maywufa Co., Ltd....................................     252,070      129,991
  #Mega Financial Holding Co., Ltd..................... 124,743,381  102,164,862
  *Megamedia Corp......................................         782            6
   Meiloon Co., Ltd....................................   1,613,084      668,528
   Mercuries & Associates, Ltd.........................   1,606,127    1,497,541
  #Mercuries Data Systems, Ltd.........................   1,537,800      480,757
   Merry Electronics Co., Ltd..........................     153,850      209,717
  *Microelectronics Technology, Inc....................   1,119,911      507,310
  #Micro-Star International Co., Ltd...................  13,221,985    6,116,408
  #Mirle Automation Corp...............................     565,550      394,946
   Mitac International Corp............................  20,047,450    7,516,183
   Mobiletron Electronics Co., Ltd.....................     153,000       91,819
  *Mosel Vitelic, Inc..................................   6,633,506    1,597,783
 #*Motech Industries, Inc..............................   2,610,000    2,931,771
  *MPI Corp............................................      68,000      140,302
  *Nan Ren Lake Leisure Amusement Co., Ltd.............     492,000      195,931
  #Nan Ya Printed Circuit Board Corp...................   3,452,000    4,305,263
   Nantex Industry Co., Ltd............................   2,234,063    1,525,077
  *Nanya Technology Corp...............................   3,923,000      364,493
 #*Neo Solar Power Corp................................  11,320,000    8,642,172
  #New Asia Construction & Development Co., Ltd........   1,773,993      502,988
  *New Era Electronics Co., Ltd........................      45,000       45,473
   Nichidenbo Corp.....................................      90,474       65,791
   Nien Hsing Textile Co., Ltd.........................   4,012,602    2,826,864

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES      VALUE++
                                                         ----------- -----------
TAIWAN -- (Continued)
  *Nishoku Technology, Inc..............................     137,000 $   244,474
  *Ocean Plastics Co., Ltd..............................     796,000     670,032
  *Optimax Technology Corp..............................   1,305,597      95,840
   OptoTech Corp........................................   9,277,000   3,773,645
  *Orient Semiconductor Electronics, Ltd................   5,220,276     700,670
   Pacific Construction Co., Ltd........................   2,079,452     577,614
  *Pan Jit International, Inc...........................   6,201,837   2,367,110
  *Pan-International Industrial Corp....................   2,210,967   2,065,798
  #Paragon Technologies Co., Ltd........................   1,209,100   1,501,074
 #*Pegatron Corp........................................  26,498,998  35,128,492
   Phihong Technology Co., Ltd..........................   1,572,320   1,385,663
  *Picvue Electronics, Ltd..............................     241,600          --
   Plotech Co., Ltd.....................................     894,282     354,963
  *Portwell, Inc........................................     345,000     341,360
  *Potrans Electrical Corp..............................   1,139,000     168,189
   Pou Chen Corp........................................  29,022,550  29,001,504
  *Powercom Co., Ltd....................................   1,893,500     934,859
  *Powertech Industrial Co., Ltd........................     165,000      96,903
  #Powertech Technology, Inc............................   9,817,000  14,784,129
  *President Securities Corp............................  12,336,992   7,151,564
   Prince Housing & Development Corp....................   2,762,075   1,927,988
  *Procomp Informatics, Ltd.............................     391,440          --
  *Prodisc Technology, Inc..............................   6,185,157          --
  #Promate Electronic Co., Ltd..........................     949,000     786,360
  *Promise Technology, Inc..............................     521,000     236,614
 #*Qisda Corp...........................................  25,179,171   6,173,265
  *Quanta Storage, Inc..................................     769,000     484,755
   Quintain Steel Co., Ltd..............................   5,824,629   1,571,836
   Radiant Opto-Electronics Corp........................          --           1
  #Radium Life Tech Corp................................   9,605,368   9,155,373
  #Ralec Electronic Corp................................     477,087     489,544
   Realtek Semiconductor Corp...........................          --           1
   Rechi Precision Co., Ltd.............................   1,855,836   1,635,718
  *Rich Development Co., Ltd............................   1,501,000     811,729
 #*Ritek Corp...........................................  49,652,622   6,014,910
  *Sainfoin Technology Corp.............................     835,498          --
   Sampo Corp...........................................   9,606,925   3,305,911
  *Sanyang Industrial Co., Ltd..........................  12,416,624   8,891,639
   Sanyo Electric Taiwan Co., Ltd.......................     157,000     164,551
   SDI Corp.............................................   1,119,000     788,938
   Sesoda Corp..........................................     927,500   1,015,369
   Shan-Loong Transportation Co., Ltd...................      66,000      54,524
   Sheng Yu Steel Co., Ltd..............................   1,918,000   1,211,309
  #ShenMao Technology, Inc..............................   1,134,000   1,215,811
   Shih Wei Navigation Co., Ltd.........................   1,720,000   1,328,199
   Shihlin Electric & Engineering Corp..................   4,381,000   5,299,017
 #*Shin Kong Financial Holding Co., Ltd.................  96,331,151  27,190,515
   Shin Zu Shing Co., Ltd...............................      60,067     182,836
  #Shinkong Insurance Co., Ltd..........................   3,183,412   2,194,881
   Shinkong Synthetic Fibers Co., Ltd...................  26,053,754   8,416,528
 #*Shuttle, Inc.........................................   2,714,015     942,478
  #Sigurd Microelectronics Corp.........................   6,663,047   6,011,373
 #*Silicon Integrated Systems Corp......................  10,341,165   3,665,739
   Sinbon Electronics Co., Ltd..........................   2,428,000   2,184,818
   Sincere Navigation Corp..............................   4,532,740   4,117,423
   Sinkang Industries, Ltd..............................     699,557     280,941
 #*Sino-American Silicon Products, Inc..................   3,440,000   4,628,182
  #Sinon Corp...........................................   5,973,877   2,833,991
   SinoPac Financial Holdings Co., Ltd.................. 109,178,958  48,095,537
  *Sirtec International Co., Ltd........................     454,000     565,679
   Sitronix Technology Corp.............................   1,341,000   1,896,011

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
 TAIWAN -- (Continued)
  #*Siward Crystal Technology Co., Ltd..................  1,411,875 $   425,035
   *Solomon Technology Corp.............................  1,375,950     547,503
  #*Solytech Enterprise Corp............................  2,310,000     724,614
   #Southeast Cement Co., Ltd...........................  3,539,700   1,645,215
    Spirox Corp.........................................  1,115,661     474,405
    Star Comgistic Capital Co., Ltd.....................  1,575,676     754,317
   #Stark Technology, Inc...............................  2,118,200   1,778,942
    Sunonwealth Electric Machine Industry Co., Ltd......    478,421     295,061
   *Sunplus Technology Co., Ltd.........................  8,214,620   2,436,285
    Sunrex Technology Corp..............................  1,041,000     424,559
    Sunspring Metal Corp................................    113,000     114,080
   *Super Dragon Technology Co., Ltd....................    184,175     172,131
   #Supreme Electronics Co., Ltd........................  3,222,681   1,552,446
    Sweeten Construction Co., Ltd.......................  1,233,825     784,624
   *Sysage Technology Co., Ltd..........................    170,000     166,923
    Sysware Systex Corp.................................    801,801     975,951
    Ta Chen Stainless Pipe Co., Ltd.....................  7,322,074   3,726,006
   *Ta Chong Bank, Ltd.................................. 25,875,840   8,946,664
    Ta Ya Electric Wire & Cable Co., Ltd................  8,900,329   2,128,857
   #Tah Hsin Industrial Corp............................  1,700,000   1,748,375
   *TAI Roun Products Co., Ltd..........................     63,000      22,537
    TA-I Technology Co., Ltd............................  1,684,915   1,001,686
    Taichung Commercial Bank............................ 25,379,654   9,161,767
   #Tainan Enterprises Co., Ltd.........................  1,689,183   1,756,268
   #Tainan Spinning Co., Ltd............................ 16,079,442   7,718,709
   #Taishin Financial Holdings Co., Ltd................. 92,810,230  36,782,590
   #Taisun Enterprise Co., Ltd..........................  3,464,410   1,849,160
    Taita Chemical Co., Ltd.............................  3,645,864   1,211,992
   *Taiwan Business Bank................................ 52,053,106  15,859,786
    Taiwan Cement Corp.................................. 44,762,440  60,562,925
    Taiwan Cogeneration Corp............................  3,677,333   2,429,513
    Taiwan Cooperative Financial Holding, Ltd........... 79,569,819  44,352,131
    Taiwan Fertilizer Co., Ltd..........................    601,000   1,491,598
    Taiwan Fire & Marine Insurance Co., Ltd.............  1,144,000     843,287
   *Taiwan Flourescent Lamp Co., Ltd....................    756,000      76,300
   #Taiwan Fu Hsing Industrial Co., Ltd.................  2,128,000   1,933,131
   #Taiwan Glass Industry Corp..........................  9,558,710   9,372,646
   *Taiwan Hopax Chemicals Manufacturing Co., Ltd.......    580,000     364,019
   *Taiwan Kolin Co., Ltd...............................  5,797,000          --
  #*Taiwan Land Development Corp........................ 11,199,756   4,289,132
    Taiwan Mask Corp....................................  3,154,250   1,089,918
    Taiwan Navigation Co., Ltd..........................    706,000     575,730
    Taiwan Paiho Co., Ltd...............................  3,217,550   1,855,480
   *Taiwan Prosperity Chemical Corp.....................    183,000     240,961
   #Taiwan Pulp & Paper Corp............................  7,065,660   2,231,509
    Taiwan Sakura Corp..................................  2,643,472   1,549,888
   *Taiwan Semiconductor Co., Ltd.......................    528,000     233,645
    Taiwan Sogo Shinkong Security Co., Ltd..............    244,205     292,523
   *Taiwan Styrene Monomer Corp......................... 10,407,856   2,245,374
   *Taiwan Surface Mounting Technology Co., Ltd.........     64,000      95,174
    Taiwan Tea Corp..................................... 10,090,092   5,553,332
   *Taiwan Union Technology Corp........................  1,262,000     669,526
    Taiyen Biotech Co., Ltd.............................  3,286,000   2,324,241
  #*Tatung Co., Ltd..................................... 30,351,982   8,241,127
   *Teapo Electronic Corp...............................    177,860      24,856
    Teco Electric & Machinery Co., Ltd.................. 30,711,725  25,550,371
   *Tecom, Ltd..........................................    703,753      49,133
   *Tekcore Co., Ltd....................................    331,000     146,624
    Test-Rite International Co., Ltd....................  1,574,266   1,178,830
   #Thinking Electronic Industrial Co., Ltd.............  1,396,000   1,360,302
    Ton Yi Industrial Corp.............................. 12,140,600   7,075,865

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES      VALUE++
                                                         ----------- -----------
TAIWAN -- (Continued)
  #Tong Yang Industry Co., Ltd..........................   5,293,808 $ 4,733,730
   Tong-Tai Machine & Tool Co., Ltd.....................   3,081,753   2,448,260
   Topco Scientific Co., Ltd............................   1,174,719   1,953,565
  #Topoint Technology Co., Ltd..........................   2,333,924   1,409,039
  *Transasia Airways Corp...............................     485,000     255,687
   Tung Ho Steel Enterprise Corp........................  10,511,274  10,618,671
  #Tung Ho Textile Co., Ltd.............................   2,775,000     873,946
   TYC Brother Industrial Co., Ltd......................   2,897,212   1,050,636
 #*Tycoons Group Enterprise Co., Ltd....................   8,178,938   1,752,464
  *Tyntek Corp..........................................   4,927,683   1,310,855
 #*Tze Shin International Co., Ltd......................   1,043,472     532,875
  *Unic Technology Corp.................................      36,000      16,965
   Unimicron Technology Corp............................  24,079,363  24,084,490
 #*Union Bank of Taiwan.................................   9,877,493   3,885,104
  #Unitech Electronics Co., Ltd.........................   1,308,739     642,505
  #Unitech Printed Circuit Board Corp...................  10,421,281   3,504,517
   United Integration Service Co., Ltd..................   1,576,000   1,319,905
  #United Microelectronics Corp......................... 208,639,681  81,502,607
  #Universal Cement Corp................................   5,717,551   3,293,360
  *Universal Microelectronics Co., Ltd..................     109,491      27,336
   Universal, Inc.......................................       5,286       3,139
   Unizyx Holding Corp..................................   6,645,000   3,425,732
   UPC Technology Corp..................................  11,858,140   6,635,623
   USI Corp.............................................   5,766,691   4,556,275
 #*U-Tech Media Corp....................................   1,946,799     354,988
   Ve Wong Corp.........................................   1,594,806   1,098,526
  *Wafer Works Corp.....................................   1,834,000     991,173
  *Wah Hong Industrial Corp.............................     202,000     306,217
   Wah Lee Industrial Corp..............................   1,616,000   2,190,363
  *Walsin Lihwa Corp....................................  52,788,412  17,806,609
  *Walsin Technology Corp., Ltd.........................   9,690,230   2,281,877
 #*Walton Advanced Engineering, Inc.....................   5,292,853   1,540,988
  *Wan Hai Lines Co., Ltd...............................   7,750,000   4,226,787
   WAN HWA Enterprise Co., Ltd..........................     649,568     319,063
   Waterland Financial Holdings Co., Ltd................  29,605,572  10,003,744
  *WEI Chih Steel Industrial Co., Ltd...................   1,914,898     367,175
  *Wei Mon Industry Co., Ltd............................   3,350,000   1,178,625
   Weikeng Industrial Co., Ltd..........................   1,544,550   1,115,316
   Well Shin Technology Co., Ltd........................     949,080   1,322,849
  *Wellypower Optronics Corp............................   2,128,000     906,432
  *Weltrend Semiconductor, Inc..........................   1,696,000     885,648
 #*Winbond Electronics Corp.............................  47,362,885   9,200,340
 #*Wintek Corp..........................................  37,354,507  17,890,776
  #Wistron Corp.........................................  16,820,650  19,492,009
   WPG Holdings, Ltd....................................     543,092     731,771
   WT Microelectronics Co., Ltd.........................   3,043,096   3,879,506
 #*WUS Printed Circuit Co., Ltd.........................   5,946,928   2,550,013
  *Yageo Corp...........................................  33,224,840   9,771,588
  *Yang Ming Marine Transport Corp......................  24,157,676  11,673,806
   YC INOX Co., Ltd.....................................   4,467,667   2,635,331
   Yem Chio Co., Ltd....................................   3,805,228   2,469,342
   YFY, Inc.............................................  17,172,847   8,291,227
 #*Yi Jinn Industrial Co., Ltd..........................   4,146,796   1,067,166
   Yieh Phui Enterprise Co., Ltd........................  15,236,235   4,903,825
  #Young Fast Optoelectronics Co., Ltd..................   2,690,000   5,015,628
   Yuanta Financial Holding Co., Ltd.................... 140,702,654  76,304,833
  #Yulon Motor Co., Ltd.................................  13,096,572  24,308,120
   Yung Chi Paint & Varnish Manufacturing Co., Ltd......     368,687     747,075
   Yung Tay Engineering Co., Ltd........................     807,000   1,577,877
  #Zenitron Corp........................................   3,103,000   1,893,849
  #Zig Sheng Industrial Co., Ltd........................   8,451,834   2,836,678

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                        SHARES       VALUE++
                                                      ----------- --------------
TAIWAN -- (Continued)
  *Zinwell Corp......................................     502,000 $      420,865
   Zippy Technology Corp.............................     343,000        262,731
                                                                  --------------
TOTAL TAIWAN.........................................              2,408,384,065
                                                                  --------------
THAILAND -- (3.2%)
   A.J. Plast PCL (Foreign)..........................   1,901,100      1,058,292
   Aapico Hitech PCL (Foreign).......................     539,800        452,549
   Asia Plus Securities PCL (Foreign)................  16,629,300      1,762,193
   Bangchak Petroleum PCL (Foreign)..................   9,727,700     11,743,702
   Bangkok Bank PCL (Foreign)........................   6,294,000     46,434,608
   Bangkok Bank PCL (Foreign) NVDR...................   9,300,200     65,182,488
   Bangkok Expressway PCL (Foreign)..................   5,220,100      7,220,963
   Bangkok Insurance PCL (Foreign)...................     151,520      1,778,404
   Bangkokland PCL (Foreign)......................... 119,899,203      6,835,300
   Bank of Ayudhya PCL (Foreign).....................  22,788,300     26,746,831
   Bank of Ayudhya PCL (Foreign) NVDR................   6,065,200      6,762,207
   Banpu PCL (Foreign)...............................   1,582,000     20,584,038
   Cal-Comp Electronics (Thailand) PCL (Foreign).....  20,769,400      2,479,513
   Central Plaza Hotel PCL (Foreign).................     569,900        559,007
   Charoong Thai Wire & Cable PCL (Foreign)..........   1,030,300        428,428
   Delta Electronics Thailand PCL (Foreign)..........   6,746,600      8,031,667
   Eastern Water Resources Development & Management
     PCL (Foreign)...................................   7,202,600      3,212,427
   Esso (Thailand) PCL (Foreign).....................  23,143,400      8,692,357
  *G J Steel PCL (Foreign)........................... 537,140,250      1,801,275
  *G Steel PCL (Foreign).............................  79,804,200      1,043,717
  *GFPT PCL(Foreign).................................     151,500         42,676
  *Golden Land Property PCL (Foreign) NVDR...........   2,669,500      1,289,095
   Hana Microelectronics PCL (Foreign)...............   4,955,600      3,888,700
   Hermraj Land & Development PCL (Foreign)..........   7,850,900        958,326
   ICC International PCL (Foreign)...................   2,682,700      3,823,432
   IRPC PCL (Foreign)................................ 126,848,200     18,716,703
   Kang Yong Electric PCL (Foreign)..................       3,400         30,215
   KGI Securities (Thailand) PCL (Foreign)...........  13,459,500      1,245,748
   Kiatnakin Bank PCL (Foreign)......................   4,662,400      7,778,484
   Krung Thai Bank PCL (Foreign).....................  65,790,600     50,964,549
  *Krungthai Card PCL (Foreign)......................     315,900        460,820
  *Laguna Resorts & Hotels PCL (Foreign).............   1,342,400      1,541,824
   MBK PCL (Foreign).................................   1,019,700      3,915,347
   Padaeng Industry PCL (Foreign) NVDR...............   1,412,500        663,146
   Polyplex (Thailand) PCL...........................   4,926,300      2,395,417
   Precious Shipping PCL (Foreign)...................   6,199,100      3,409,297
   Property Perfect PCL (Foreign)....................  45,376,400      1,993,396
   PTT Global Chemical PCL (Foreign).................  31,932,741     85,667,984
   PTT PCL (Foreign).................................   6,565,700     75,080,607
   Quality Houses PCL (Foreign)......................  65,900,941      6,806,670
  *Regional Container Lines PCL (Foreign)............   5,615,400      1,421,739
   Saha Pathana Inter-Holding PCL (Foreign)..........   2,906,200      2,875,013
   Saha Pathanapibul PCL (Foreign)...................   1,594,833      2,727,582
   Saha-Union PCL (Foreign)..........................   2,976,400      4,192,113
  *Sahaviriya Steel Industries PCL (Foreign)......... 133,365,940      2,817,590
   SC Asset Corp. PCL (Foreign)......................   4,523,400      4,588,627
   Siam Future Development PCL (Foreign).............   1,701,100        427,842
   Sri Ayudhya Capital PCL (Foreign).................     233,300        194,808
   Sri Trang Agro Industry PCL (Foreign).............   8,115,200      5,061,795
  *Tata Steel (Thailand) PCL (Foreign)...............  39,952,400      1,527,355
  *Thai Airways International PCL (Foreign)..........  14,595,611     11,306,459
   Thai Carbon Black PCL (Foreign)...................     292,000        301,107
   Thai Oil PCL (Foreign)............................  10,763,000     26,618,754
   Thai Rayon PCL (Foreign)..........................     165,000        284,960
   Thai Stanley Electric PCL (Foreign)...............     193,800      1,559,759
   Thai Stanley Electric PCL (Foreign) NVDR..........      43,100        346,881

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- ------------
THAILAND -- (Continued)................................
   Thai Wacoal PCL (Foreign)...........................      93,300 $    152,528
  *Thaicom PCL (Foreign)...............................   4,469,100    3,491,953
   Thanachart Capital PCL (Foreign)....................   9,080,500   11,799,778
   Thoresen Thai Agencies PCL (Foreign)................   5,833,500    3,462,540
   Ticon Industrial Connection PCL (Foreign)...........   1,432,487      802,231
  *Tipco Asphalt PCL (Foreign).........................      13,700       21,478
   Tisco Financial Group PCL (Foreign).................   1,680,100    2,957,923
   TMB Bank PCL (Foreign).............................. 227,974,100   17,277,715
   Total Access Communication PCL (Foreign) (B1XFLM7)..   1,045,780    2,875,895
   Total Access Communication PCL (Foreign) (B231MK7)..   4,347,900   12,612,118
   TPI Polene PCL (Foreign)............................  11,792,824    5,852,911
  *Tycoons Worldwide Group PCL (Foreign)...............   1,243,300      256,415
   Vanachai Group PCL (Foreign)........................   8,582,300    1,329,652
   Vinythai PCL (Foreign)..............................   6,527,717    4,465,641
                                                                    ------------
TOTAL THAILAND.........................................              627,093,564
                                                                    ------------
TURKEY -- (2.6%)
   Adana Cimento Sanayii T.A.S. Series A...............     930,728    2,106,980
   Adana Cimento Sanayii T.A.S. Series C...............           1           --
   Akcansa Cimento A.S.................................     163,933    1,109,342
  *Akenerji Elektrik Uretim A.S........................   1,809,510    1,740,289
  *Akfen Holding A.S...................................     191,847    1,112,652
   Aksa Akrilik Kimya Sanayii A.S......................   1,735,088    5,033,054
   Aksigorta A.S.......................................   1,235,261    1,552,418
   Alarko Holding A.S..................................   1,328,166    4,111,876
  *Albaraka Turk Katilim Bankasi A.S...................   3,392,872    3,670,502
  *Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S.      54,054    1,068,586
  *Anadolu Anonim Tuerk Sigorta Sirketi A.S............   4,326,842    2,930,542
  *Anadolu Cam Sanayii A.S.............................   1,915,956    3,149,978
   Arcelik A.S.........................................           1            5
  *Asya Katilim Bankasi A.S............................  10,427,239   13,224,738
   Ayen Enerji A.S.....................................           1            1
   Aygaz A.S...........................................   1,020,159    5,749,551
   Baticim Bati Anabolu Cimento Sanayii A.S............     259,882    1,020,909
   Bolu Cimento Sanayii A.S............................   1,056,634      908,043
   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.......     151,966    2,437,672
   Cimsa Cimento Sanayi ve Ticaret A.S.................     598,554    3,490,827
  *Deva Holding A.S....................................     685,723      794,930
  *Dogan Gazetecilik A.S...............................     572,836      492,234
  *Dogan Sirketler Grubu Holding A.S...................  16,350,353   10,044,810
  *Dogan Yayin Holding A.S.............................          --           --
   Dogus Otomotiv Servis ve Ticaret A.S................     551,562    2,813,153
   Eczacibasi Yatirim Holding Ortakligi A.S............     754,381    2,675,307
   EGE Seramik Sanayi ve Ticaret A.S...................   1,130,334    1,370,786
   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
     Sanayi ve Ticaret A.S.............................   3,954,537    4,543,147
   Eregli Demir ve Celik Fabrikalari T.A.S.............  17,225,650   24,492,337
   Gentas Genel Metal Sanayi ve Ticaret A.S............     816,165      631,604
  *Global Yatirim Holding A.S..........................   4,381,715    3,508,743
   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.       2,576       91,953
  *GSD Holding A.S.....................................   4,585,286    2,165,511
  *Gunes Sigorta A.S...................................     424,619      551,790
  *Hurriyet Gazetecilik ve Matbaacilik A.S.............   3,447,484    1,844,476
  *Ihlas EV Aletleri A.S...............................   2,765,346    1,178,778
  *Ihlas Holding A.S...................................  14,129,873    9,561,552
  *Is Finansal Kiralama A.S............................   2,665,969    1,531,897
   Is Yatirim Menkul Degerler A.S......................     415,031      407,062
  *Isiklar Yatirim Holding A.S.........................   1,581,704      584,602
   Ittifak Holding A.S.................................      92,228      271,570
  *Izmir Demir Celik Sanayi A.S........................     752,510    1,682,403
   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
     Class A...........................................   3,504,754    3,211,144
   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
     Class B...........................................   1,815,352    2,177,474

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                       SHARES       VALUE++
                                                     ---------- ---------------
 TURKEY -- (Continued)
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class D.................................. 11,265,029 $    10,125,812
    KOC Holding A.S. Series B....................... 12,307,828      64,222,585
    Kordsa Global Endustriyel Iplik ve Kord Bezi
      Sanayi ve Ticaret A.S.........................    758,420       1,690,871
   *Marti Otel Isletmeleri A.S......................         --              --
   *Menderes Tekstil Sanayi ve Ticaret A.S..........  4,899,721       1,563,220
   *Metro Ticari ve Mali Yatirimlar Holding A.S.....  3,286,794       1,044,491
   *Net Turizm Ticaret ve Sanayi A.S................  3,429,929       1,636,600
    Petkim Petrokimya Holding A.S...................  5,705,035       9,955,298
    Pinar Entegre Et ve Un Sanayi A.S...............    338,235       1,308,169
    Pinar SUT Mamulleri Sanayii A.S.................    184,329       1,762,194
   *Polyester Sanayi A.S............................  2,240,081       1,653,504
   *Raks Elektronik Sanayi ve Ticaret A.S...........      5,859           2,632
   *Reysas Tasimacilik ve Lojistik Ticaret A.S......     43,575          18,318
   *Sabah Yayincilik A.S............................     31,938          69,006
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret
      A.S...........................................  1,335,250       2,042,394
   *Sekerbank T.A.S.................................  6,919,207       7,443,216
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S........  2,275,434       2,718,236
   *Soda Sanayii A.S................................  1,152,613       1,518,795
   *TAT Konserve Sanayii A.S........................    173,444         235,522
    Tekfen Holding A.S..............................  1,844,254       7,550,742
   *Tekstil Bankasi A.S.............................  1,683,023         881,557
   *Trakya Cam Sanayii A.S..........................  4,216,433       6,207,573
    Turcas Petrol A.S...............................  1,352,130       2,888,695
   *Turk Hava Yollari A.S........................... 11,412,196      42,394,352
    Turkiye Is Bankasi A.S.......................... 27,763,003     102,590,479
    Turkiye Sinai Kalkinma Bankasi A.S..............  6,139,213       7,930,332
    Turkiye Sise ve Cam Fabrikalari A.S.............  6,649,420      11,602,178
    Turkiye Vakiflar Bankasi T.A.O.................. 13,789,100      40,294,020
   *Ulker Biskuvi Sanayi A.S........................    709,409       4,036,445
   *Uzel Makina Sanayii A.S.........................    275,043              --
   *Vestel Beyaz Esya Sanayi ve Ticaret A.S.........  1,067,440       1,607,038
   *Vestel Elektronik Sanayi ve Ticaret A.S.........  2,059,212       2,188,447
   *Yapi ve Kredi Bankasi A.S....................... 13,027,710      38,222,823
                                                                ---------------
 TOTAL TURKEY.......................................                508,450,772
                                                                ---------------
 TOTAL COMMON STOCKS................................             17,587,048,380
                                                                ---------------
 PREFERRED STOCKS -- (4.2%)
 BRAZIL -- (4.1%)
    Alpargatas SA...................................    239,718       1,733,470
    Banco ABC Brasil SA.............................    852,187       6,222,311
    Banco Alfa de Investimento SA...................     60,126         148,250
    Banco Daycoval SA...............................    567,648       2,930,385
    Banco do Estado do Rio Grande do Sul SA.........    696,821       5,966,203
    Banco Industrial e Comercial SA.................  1,653,100       5,271,391
    Banco Indusval SA...............................        200             800
    Banco Panamericano SA...........................  1,058,948       3,158,737
    Banco Pine SA...................................    345,177       2,525,537
    Banco Sofisa SA.................................    694,800       1,280,496
    Braskem SA Preferred Series A...................  2,145,332      16,170,655
   #Braskem SA Sponsored ADR........................    625,703       9,510,686
   *Cia de Tecidos Norte de Minas - Coteminas SA....    903,575       1,588,125
    Cia Ferro Ligas da Bahia - Ferbasa..............    901,634       5,342,748
    Eucatex SA Industria e Comercio SA..............    187,688         824,702
    Financeira Alfa SA Credito Financiamento e
      Investimentos.................................     33,900          82,565
    Forjas Taurus SA................................  1,011,690       1,442,840
    Gerdau SA.......................................  4,348,672      38,150,651
   #Gerdau SA Sponsored ADR......................... 11,317,127      99,930,231
   *Inepar SA Industria e Construcoes...............  1,430,808       1,192,729
    Klabin SA.......................................  5,813,086      39,846,649
   *Mangels Industrial SA...........................      3,600           4,899
    Marcopolo SA....................................    138,930         938,363

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                              SHARES         VALUE++
                                                                                            ------------ ---------------
BRAZIL -- (Continued)
   Parana Banco SA.........................................................................      117,400 $       812,400
   Petroleo Brasileiro SA..................................................................   15,421,603     140,016,864
   Petroleo Brasileiro SA ADR..............................................................   18,182,356     328,918,820
  *Suzano Papel e Celulose SA..............................................................    6,543,800      23,988,621
   Unipar Participacoes SA Preferred Series B..............................................    9,208,736       2,127,209
   Usinas Siderurgicas de Minas Gerais SA Perferred Series A...............................   11,752,415      61,023,914
   Whirlpool SA............................................................................       70,400         114,897
                                                                                                         ---------------
TOTAL BRAZIL...............................................................................                  801,266,148
                                                                                                         ---------------
COLOMBIA -- (0.1%)
  *Banco Davivienda SA.....................................................................        7,851         106,660
   Grupo de Inversiones Suramericana SA....................................................      374,823       8,144,976
                                                                                                         ---------------
TOTAL COLOMBIA.............................................................................                    8,251,636
                                                                                                         ---------------
INDIA -- (0.0%)
  *JSW ISPAT Steel, Ltd....................................................................      488,036          42,596
                                                                                                         ---------------
MALAYSIA -- (0.0%).........................................................................
  *TA Global Berhad........................................................................    2,475,383         182,890
                                                                                                         ---------------
TOTAL PREFERRED STOCKS.....................................................................                  809,743,270
                                                                                                         ---------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
  *Viver Incorporadora e Construtora SA Receipts...........................................      508,767         214,610
                                                                                                         ---------------
CHILE -- (0.0%)
  *Corpbanca SA Rights 02/14/13............................................................  159,667,621         173,117
                                                                                                         ---------------
INDIA -- (0.0%)
  *Bajaj Finance, Ltd. Rights 02/21/2013...................................................       13,275          47,719
                                                                                                         ---------------
MALAYSIA -- (0.0%)
  *Hubline Berhad Warrants 11/04/19........................................................      925,580           5,958
  *Malayan Flour Mills Berhad Warrants 05/09/17............................................       27,250           1,886
  *WCT Berhad Warrants 12/11/17............................................................    1,214,860         107,527
                                                                                                         ---------------
TOTAL MALAYSIA.............................................................................                      115,371
                                                                                                         ---------------
POLAND -- (0.0%)
  *Polimex-Mostostal SA Rights.............................................................   10,512,907          50,334
                                                                                                         ---------------
TAIWAN -- (0.0%)
  *Wah Hong Industrial Corp. Rights 03/06/13...............................................       28,516           4,539
                                                                                                         ---------------
THAILAND -- (0.0%)
  *G J Steel PCL (Foreign) Warrants 12/12/17...............................................   32,228,415              --
                                                                                                         ---------------
TOTAL RIGHTS/WARRANTS......................................................................                      605,690
                                                                                                         ---------------

                                                                                              SHARES/
                                                                                               FACE
                                                                                              AMOUNT
                                                                                               (000)         VALUE+
                                                                                            ------------ ---------------
SECURITIES LENDING COLLATERAL -- (5.6%)
(S)@DFA Short Term Investment Fund.........................................................   94,814,175   1,097,000,000
  @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.17%, 02/01/13 (Collateralized by
    FNMA 3.500%, 11/01/42, valued at $1,702,374) to be repurchased at $1,669,002........... $      1,669       1,668,994
                                                                                                         ---------------
TOTAL SECURITIES LENDING COLLATERAL........................................................                1,098,668,994
                                                                                                         ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $18,304,951,928)^^                                                                               $19,496,066,334
                                                                                                         ===============

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


Summary of the Fund's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                  VALUATION INPUTS
                               ------------------------------------------------------
                                      INVESTMENT IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                  LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                               -------------- --------------- ------- ---------------
Common Stocks
   Brazil..................... $1,219,133,145 $     1,923,614   --    $ 1,221,056,759
   Chile......................    275,516,115       2,765,273   --        278,281,388
   China......................    254,249,820   2,862,564,797   --      3,116,814,617
   Colombia...................      9,467,127         753,600   --         10,220,727
   Czech Republic.............             --      36,472,698   --         36,472,698
   Hong Kong..................             --              86   --                 86
   Hungary....................             --     101,989,475   --        101,989,475
   India......................    182,981,789   1,314,131,978   --      1,497,113,767
   Indonesia..................             --     533,806,715   --        533,806,715
   Israel.....................             --         920,919   --            920,919
   Malaysia...................             --     572,795,908   --        572,795,908
   Mexico.....................  1,356,332,186         804,311   --      1,357,136,497
   Philippines................             --     218,419,405   --        218,419,405
   Poland.....................             --     281,168,684   --        281,168,684
   Russia.....................             --     786,723,093   --        786,723,093
   South Africa...............    192,521,763   1,131,686,697   --      1,324,208,460
   South Korea................    359,062,365   2,346,928,416   --      2,705,990,781
   Taiwan.....................     36,982,705   2,371,401,360   --      2,408,384,065
   Thailand...................    625,292,289       1,801,275   --        627,093,564
   Turkey.....................             --     508,450,772   --        508,450,772
Preferred Stocks
   Brazil.....................    801,266,148              --   --        801,266,148
   Colombia...................      8,251,636              --   --          8,251,636
   India......................             --          42,596   --             42,596
   Malaysia...................             --         182,890   --            182,890
Rights/Warrants
   Brazil.....................             --         214,610   --            214,610
   Chile......................             --         173,117   --            173,117
   India......................             --          47,719   --             47,719
   Malaysia...................             --         115,371   --            115,371
   Poland.....................             --          50,334   --             50,334
   Taiwan.....................             --           4,539   --              4,539
   Thailand...................             --              --   --                 --
Securities Lending Collateral.             --   1,098,668,994   --      1,098,668,994
                               -------------- ---------------   --    ---------------
TOTAL......................... $5,321,057,088 $14,175,009,246   --    $19,496,066,334
                               ============== ===============   ==    ===============

              See accompanying Notes to Schedules of Investments.

ORGANIZATION

   Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund's advisor is Dimensional Fund Advisors LP (the "Advisor").

SECURITY VALUATION

   The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Fund had no material transfers between Level 1 and Level 2 during the period ended January 31, 2013.

FINANCIAL INSTRUMENTS

   In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Fund may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Fund.

   3. Futures Contracts: The Fund may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. The Fund entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At January 31, 2013, the Fund had no outstanding futures contracts.

FEDERAL TAX COST

   At January 31, 2013, the total cost of securities for federal income tax purposes was $18,318,620,056 for Dimensional Emerging Markets Value Fund.

RECENTLY ISSUED ACCOUNTING STANDARDS

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

OTHER

   The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

SUBSEQUENT EVENT EVALUATIONS

   Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the Schedule of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     (a) Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund

By:  /s/ David G. Booth
     -----------------------------------
     David G. Booth
     Chairman, Trustee, President and
     Co-Chief Executive Officer

Date: March 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:  /s/ David G. Booth
     -----------------------------------
     David G. Booth
     Principal Executive Officer
     Dimensional Emerging Markets Value
     Fund

Date: March 27, 2013

By:  /s/ David R. Martin
     -----------------------------------
     David R. Martin
     Principal Financial Officer
     Dimensional Emerging Markets Value
     Fund

Date: March 27, 2013